Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 01, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	HAMPTON ROADS BANKSHARES INC
Entity Central Index Key	0001143155
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		34,561,146
Entity Public Float			$ 136,767,099
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets:
Cash and due from banks	$ 18,241		$ 17,726
Interest-bearing deposits in other banks	1,295		2,342
Overnight funds sold and due from Federal Reserve Bank	118,531		440,844
Investment securities available for sale, at fair value	284,470		334,237
Restricted equity securities, at cost	20,057		24,363
Loans held for sale	63,171		22,499
Loans	1,504,733		1,958,767
Allowance for loan losses	(74,947)		(157,253)
Net loans	1,429,786		1,801,514
Premises and equipment, net	87,565		93,414
Interest receivable	6,329		7,278
Foreclosed real estate and repossessed assets, net of valuation allowance	63,613		59,423
Intangible assets, net	3,751		10,858
Bank-owned life insurance	51,579		50,213
Other assets	18,472		35,445
Total assets	2,166,860		2,900,156
Liabilities and Shareholders' Equity:
Noninterest-bearing demand	225,458		224,440
Interest-bearing:
Demand	540,262		725,816
Savings	61,218		65,620
Time deposits:
Less than $100	525,291		703,006
$100 or more	445,805		701,279
Total deposits	1,798,034		2,420,161
Federal Home Loan Bank borrowings	195,941		213,353
Other borrowings	40,617		49,853
Interest payable	3,751		3,644
Other liabilities	14,849		22,350
Total liabilities	2,053,192		2,709,361
Commitments and contingencies
Shareholders' equity:
Preferred stock - 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 34,561,145 shares issued and outstanding on December 31, 2011 and 33,391,476 shares issued and outstanding on December 31, 2010 (1)	346	[1]	334	[1]
Capital surplus	492,998		477,385
Retained deficit	(386,295)		(287,681)
Accumulated other comprehensive income, net of tax	6,377		345
Total shareholders' equity before non-controlling interest	113,426		190,383
Non-controlling interest	242		412
Total shareholders' equity	113,668		190,795
Total liabilities and shareholders' equity	$ 2,166,860		$ 2,900,156

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Shareholders' equity, reverse stock split	As restated to give retroactive effect to the 1 for 25 shares reserve stock split that occurred on April 27, 2011.	As restated to give retroactive effect to the 1 for 25 shares reserve stock split that occurred on April 27, 2011.
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	34,561,145	33,391,476
Common stock, shares outstanding	34,561,145	33,391,476

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest Income:
Loans, including fees	$ 90,654		$ 114,596		$ 142,969
Investment securities	9,365		6,749		6,339
Overnight funds sold	769		850		99
Interest-bearing deposits in other banks	3		4		38
Total interest income	100,791		122,199		149,445
Interest Expense:
Demand	3,484		11,653		7,512
Savings	126		408		1,110
Time deposits:
Less than $100	9,532		14,404		14,513
$100 or more	9,199		11,259		12,880
Interest on deposits	22,341		37,724		36,015
Federal Home Loan Bank borrowings	4,010		5,505		4,184
Other borrowings	2,973		3,011		3,704
Overnight funds purchased					391
Total interest expense	29,324		46,240		44,294
Net interest income	71,467		75,959		105,151
Provision for loan losses	67,850		211,800		134,223
Net interest income (expense) after provision for loan losses	3,617		(135,841)		(29,072)
Noninterest Income:
Service charges on deposit accounts	5,940		6,587		8,117
Mortgage banking revenue	8,369		11,269		4,642
Gain on sale of investment securities available for sale	1,481		468		4,274
Gain (loss) on sale of premises and equipment	(58)		165		(29)
Gain on sale of insurance subsidiary	1,251
Extinguishment of debt charge					(1,962)
Losses on foreclosed real estate and repossessed assets	(22,096)		(11,228)		(1,204)
Other-than-temporary impairment of securities (includes total other-than-temporary impairment losses of $401, $67, and $2,659, net of $0, $0, and $190 recognized in other comprehensive income for the years ended December 31, 2011, 2010, and 2009, respectively, before taxes)	(401)		(67)		(2,469)
Insurance revenue	2,656		4,512		4,901
Brokerage revenue	300		278		354
Income from bank-owned life insurance	1,818		1,858		1,658
Other	4,950		4,796		4,043
Total noninterest income	4,210		18,638		22,325
Noninterest Expense:
Salaries and employee benefits	43,246		45,844		42,285
Occupancy	9,752		9,006		9,044
Professional and consultants fees	11,072		7,418		2,883
FDIC insurance	11,230		4,278		5,661
Data processing	4,640		5,037		5,368
Problem loans and repossessed asset costs	5,668		4,711		934
Impairment of goodwill					84,837
Equipment	3,370		4,034		4,735
Other	14,698		15,004		15,048
Total noninterest expense	103,676		95,332		170,795
Loss before provision for income taxes	(95,849)		(212,535)		(177,542)
Provision for income taxes (benefit)	2,153		(2,179)		23,908
Net loss	(98,002)		(210,356)		(201,450)
Net income attributable to non-controlling interest	612		983
Net income (loss) attributable to Hampton Roads Bankshares, Inc.	(98,614)		(211,339)		(201,450)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock			(112,114)		8,689
Net income (loss) available to common shareholders	$ (98,614)		$ (99,225)		$ (210,139)
Per Share: (1)
Cash dividends declared		[1]		[1]	$ 5.5	[1]
Basic loss	$ (2.9)	[1]	$ (12.85)	[1]	$ (240.8)	[1]
Diluted loss	$ (2.9)	[1]	$ (12.85)	[1]	$ (240.8)	[1]
Basic weighted average shares outstanding	33,984,795	[1]	7,722,817	[1]	872,657	[1]
Effect of dilutive stock options		[1]		[1]		[1]
Diluted weighted average shares outstanding	33,984,795	[1]	7,722,817	[1]	872,657	[1]

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Other-than-temporary impairment losses of securities	$ 401	$ 67	$ 2,659
Other-than-temporary impairment losses of securities, recognized in other comprehensive income	$ 0	$ 0	$ 190

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified		Preferred Stock [Member]	Common Stock [Member]	Capital Surplus [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	[1]	$ 133,542	$ 545	$ 184,350	$ 26,482	$ (110)		$ 344,809
Balance, shares at Dec. 31, 2008	[1]	141,163	875,592
Comprehensive income:
Net income (loss)					(201,450)			(201,450)
Change in unrealized gain on securities available for sale						513		513
Reclassification adjustment for securities gains included in net income						(1,149)		(1,149)
Total comprehensive loss								(202,086)
Regional board fees			1	163				164
Regional board fees, shares			2,947
Exercise of stock options			2	611				613
Exercise of stock options, shares			3,450
Dividend reinvestment			1	530				531
Dividend reinvestment, shares			2,750
Stock-based compensation			2	628				630
Stock-based compensation, shares			3,231
Private placement			3	303				306
Private placement, shares			5,471
Common stock repurchased			(1)	(543)				(544)
Common stock repurchased, shares			(2,793)
Amortization of fair market value adjustment		403						403
Tax benefit of stock option exercises				142				142
Stock financed				(7,500)				(7,500)
Preferred stock dividend declared and amortization of preferred stock discount		1,025			(8,689)			(7,664)
Common stock cash dividends ($5.50 per share)					(4,791)			(4,791)
Change in stock financed								(7,500)
Balance at Dec. 31, 2009		134,970	553	178,684	(188,448)	(746)		125,013
Balance, shares at Dec. 31, 2009		141,163	890,648
Comprehensive income:
Net income (loss)					(211,339)		983	(210,356)
Change in unrealized gain on securities available for sale						1,559		1,559
Reclassification adjustment for securities gains included in net income						(468)		(468)
Total comprehensive loss								(209,265)
Stock-based compensation				157				157
Amortization of fair market value adjustment		302			(302)
Preferred stock dividend declared and amortization of preferred stock discount		827			679			1,506
Stock offering, net of issuance costs			286	259,974				260,260
Stock offering, net of issuance costs, shares			28,525,911
Rights offering			10	9,731				9,741
Rghts offering, shares			974,091
Conversion of preferred stock to common stock		(136,099)	30	24,332	111,737
Conversion of preferred stock to common stock, shares		(141,163)	3,001,262
Change in par value from $0.625 to $0.01			(545)	545
Forfeiture of non-vested stock				(38)				(38)
Forfeiture of non-vested stock, shares			(436)
Change in stock financed				4,000				4,000
Distributed non-controlling interest					(8)		(571)	(579)
Balance at Dec. 31, 2010			334	477,385	(287,681)	345	412	190,795
Balance, shares at Dec. 31, 2010			33,391,476
Comprehensive income:
Net income (loss)					(98,614)		612	(98,002)
Change in unrealized gain on securities available for sale						7,513		7,513
Reclassification adjustment for securities gains included in net income						(1,481)		(1,481)
Total comprehensive loss								(91,970)
Stock-based compensation				110				110
Stock offering, net of issuance costs			12	15,503				15,515
Stock offering, net of issuance costs, shares			1,169,789
Forfeiture of non-vested stock, shares			(120)
Distributed non-controlling interest							(782)	(782)
Balance at Dec. 31, 2011			$ 346	$ 492,998	$ (386,295)	$ 6,377	$ 242	$ 113,668
Balance, shares at Dec. 31, 2011			34,561,145

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Stock offering, issuance costs	$ 665	$ 25,000
Change in unrealized gain on securities available for sale			207
Reclassification adjustment for securities gains included in net income			$ (657)
Common stock, dividends, per share, cash paid			$ 5.5
Common stock, par value	$ 0.01	$ 0.01	$ 0.625

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net loss	$ (98,002)	$ (210,356)	$ (201,450)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,454	5,075	5,511
Amortization of intangible assets and fair value adjustments	615	(726)	(8,263)
Provision for loan losses	67,850	211,800	134,223
Deferred board fees			164
Proceeds from mortgage loans held for sale	386,705	449,253	259,783
Originations of mortgage loans held for sale	(427,377)	(459,137)	(267,334)
Stock-based compensation expense	110	157	630
Net amortization of premiums and accretion of discounts on investment securities available for sale	2,838	1,536	(2,680)
(Gain) loss on sale of premises and equipment	58	(165)	29
Losses on foreclosed real estate and repossessed assets	22,096	11,228	1,204
Gain on sale of investment securities available for sale	(1,481)	(468)	(4,274)
Gain on sale of insurance subsidiary	(1,251)
Gain on sale of loans			(51)
Income from bank-owned life insurance	(1,818)	(1,858)	(1,658)
Other-than-temporary impairment of securities	401	67	2,469
Impairment of goodwill			84,837
Changes in deferred taxes			32,950
Changes in:
Interest receivable	949	1,510	2,435
Other assets	18,232	9,878	(38,200)
Interest payable	107	71	(2,242)
Other liabilities	(7,501)	3,869	3,888
Net cash provided by (used in) operating activities	(33,015)	21,734	1,971
Investing Activities:
Proceeds from maturities and calls of investment securities available for sale	105,982	28,751	45,799
Proceeds from sale of investment securities available for sale	69,912	2,605	84,121
Purchase of investment securities available for sale	(121,859)	(204,189)	(137,569)
Proceeds from sales of restricted equity securities	4,630	9,147	9,824
Purchase of restricted equity securities	(324)	(3,731)	(11,787)
Proceeds from the sale of loans			697
Net decrease in loans	242,990	212,304	100,575
Proceeds from sale of insurance subsidiary	5,783
Purchase of premises and equipment	(2,495)	(1,731)	(2,901)
Proceeds from sale of premises and equipment	3,952	1,039	178
Proceeds from sale of foreclosed real estate	33,699	9,452	4,707
Net cash provided by investing activities	342,270	53,647	93,644
Financing Activities:
Net increase (decrease) in deposits	(621,766)	(73,837)	212,908
Proceeds from Federal Home Loan Bank borrowings			49,450
Repayments of Federal Home Loan Bank borrowings	(15,067)	(11,566)	(94,016)
Distributed non-controlling interest	(782)	(579)
Net decrease in overnight funds borrowed			(73,300)
Net decrease in other borrowings	(10,000)		(28,000)
Common stock repurchased			(544)
Issuance of rights offering shares		9,741
Issuance of private placement shares, net		260,260	306
Forfeiture of nonvested stock		(38)
Issuance of common shares	15,515
Proceeds from exercise of stock options			613
Excess tax benefit realized from stock options exercised			142
Preferred stock dividends paid and amortization of preferred stock discount		1,506	(7,182)
Common stock dividends paid, net of reinvestment			(4,260)
Net cash provided by (used in) financing activities	(632,100)	185,487	56,117
Increase (decrease) in cash and cash equivalents	(322,845)	260,868	151,732
Cash and cash equivalents at beginning of period	460,912	200,044	48,312
Cash and cash equivalents at end of period	138,067	460,912	200,044
Supplemental cash flow information:
Cash paid for interest	29,217	46,169	46,536
Cash paid (received) for income taxes	(14,666)	1,181	13,714
Supplemental non-cash information:
Dividends reinvested			531
Change in unrealized gain (loss) on securities	6,032	1,488	(957)
Transfer between loans and other real estate owned	59,985	71,236	9,686
Change in stock financed		(4,000)	7,500
Unpaid stock issuance costs included in other liabilities		$ 8,326

Basis Of Financial Statement Presentation And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Basis Of Financial Statement Presentation And Summary Of Significant Accounting Policies [Abstract]
Basis Of Financial Statement Presentation And Summary Of Significant Accounting Policies
(1)	Basis of Financial Statement Presentation and Summary of Significant Accounting Policies

Basis of Presentation. Hampton Roads Bankshares, Inc. (the "Company") is a multi-bank holding company incorporated in 2001 under the laws of the Commonwealth of Virginia. The consolidated financial statements of Hampton Roads Bankshares, Inc. include the accounts of the Company and its wholly-owned subsidiaries: Bank of Hampton Roads ("BOHR"), Shore Bank ("Shore" and collectively with BOHR, the "Banks"), and Hampton Roads Investments, Inc., as well as their wholly-owned subsidiaries: Bank of Hampton Roads Service Corporation; Gateway Bank Mortgage, Inc.; Gateway Investment Services, Inc.; and Shore Investments, Inc. The Company also owns Gateway Capital Statutory Trust I, Gateway Capital Statutory Trust II, Gateway Capital Statutory Trust III, and Gateway Capital Statutory Trust IV. The Gateway Capital Trusts are not consolidated as part of the Company's consolidated financial statements. However, the junior subordinated debentures issued by the Company to the trusts are included in long-term borrowings, and the Company's equity interest in the trusts is included in other assets. Additionally, all significant intercompany balances and transactions have been eliminated in consolidation.

The Company primarily engages in general community and commercial banking businesses, targeting the banking needs of individuals and small- to medium-sized businesses in its primary service areas, which include the Hampton Roads region of southeastern Virginia, the Northeastern and Research Triangle regions of North Carolina, the Eastern Shore of Virginia and Maryland, and Richmond, Virginia. The Company's primary products are traditional loan and deposit banking services. In addition, the Company offers mortgage banking services with loans that are sold in the secondary market and securities brokerage activities via an unaffiliated broker-dealer. In October 2010, the Company terminated its title insurance and settlement services for real estate transactions. Furthermore, the Company sold its insurance business in August 2011.

On September 28, 2010, the holders of the Company's Common Stock, par value $0.01 per share (the "Common Stock"), approved an amendment to the Company's Amended and Restated Articles of Incorporation (the "Articles") to effect a reverse stock split of the Common Stock. The shareholders granted the Company's Board of Directors the discretion to determine the appropriate timing and ratio of the reverse stock split. On March 18, 2011, the Board of Directors of the Company unanimously adopted resolutions approving an amendment to the Articles to effect a 1-for-25 reverse stock split of all outstanding shares of the Common Stock, effective at 11:59 p.m., Eastern Daylight Time, on April 27, 2011 (the "Reverse Stock Split"). Shareholders received one new share of Common Stock in replacement of every twenty-five shares they held on that date. The Reverse Stock Split did not change the aggregate value of any shareholder's shares of Common Stock or any shareholder's ownership percentage of the Common Stock, except for minimal changes resulting from the treatment of fractional shares. The Company did not issue any fractional shares as a result of the Reverse Stock Split. The number of shares issued to each shareholder was rounded up to the nearest whole number if, as a result of the Reverse Stock Split, the number of shares owned by any shareholder would not be a whole number. All previously reported share and per share amounts in the accompanying consolidated financial statements and related notes have been restated to reflect the reverse stock split.

Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") requires management to make assumptions, judgments, and estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates. Material estimates that are particularly susceptible to changes in the near term are the allowance for loan losses, the valuation of deferred taxes, the valuation of foreclosed real estate, and the estimated fair value of financial instruments.

Summary of Significant Accounting Policies. The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements.

Cash and Due from Bank Accounts. For the purpose of presentation in the consolidated statements of cash flows, the Company considers cash and due from banks, interest-bearing deposits in other banks, and overnight funds sold and due from the Federal Reserve Bank of Richmond ("FRB") as cash and cash equivalents. Cash and cash equivalents are used for daily cash management purposes, management of short-term interest rate opportunities, and liquidity. The Company is required to maintain average reserve balances in cash with the FRB. The amounts of daily average required reserves for the final weekly reporting period were $18.1 million and $17.9 million at December 31, 2011 and 2010, respectively.

Investment Securities. Except for the restricted equity securities, all investment securities are classified as "available for sale" and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Impairment of securities occurs when the fair value of the security is less than its amortized cost. For debt securities, impairment is considered other-than-temporary and recognized in its entirety in the consolidated statements of operations if either we intend to sell the security or it is more-likely-than-not that we will be required to sell the security before recovery of its amortized cost basis. If, however, we do not intend to sell the security and it is not more-likely-than-not that we will be required to sell the security before recovery, we must determine what portion of the impairment is attributable to a credit loss, which occurs when the amortized cost basis of the security exceeds the present value of the cash flows expected to be collected from the security. If there is credit loss, the loss must be recognized in the consolidated statements of operations and the remaining portion of impairment must be recognized in other comprehensive income. For equity securities, impairment is considered to be other-than-temporary based on our ability and intent to hold the investment until a recovery of fair value. Other-than-temporary impairment of an equity security results in a write-down that must be included in the consolidated statements of operations. We regularly review each investment security for other-than-temporary impairment based on criteria that include the extent to which cost exceeds market price, the duration of that market decline, the financial health of and specific prospects for the issuer, our best estimate of the present value of cash flows expected to be collected from debt securities, our intention with regard to holding the security to maturity, and the likelihood that we would be required to sell the security before recovery.

Restricted Equity Securities. As a requirement for membership, the Company invests in stock of the Federal Home Loan Bank of Atlanta ("FHLB"), Community Bankers' Bank, Maryland Financial Bank, and FRB. These investments are carried at cost due to the redemption provisions of these entities and the restricted nature of the securities. Management reviews for impairment based on the ultimate recoverability of the cost basis of these stocks.

Loans Held for Sale. The Company originates single family, residential, first lien mortgage loans that have been sold forward to secondary market investors on a best efforts basis. The Company classifies loans originated with the intent of selling them in the secondary market as held for sale. Loans originated for sale are primarily sold in the secondary market as whole loans. Whole loan sales are executed with the servicing rights being released to the buyer upon the sale, with the gain or loss on the sale equal to the difference between the proceeds received and the carrying value of the loans sold.

Mortgage loans held for sale are carried at the lower of cost or fair value in the aggregate. The fair value of mortgage loans held for sale is determined using current secondary market prices for loans with similar coupons, maturities, and credit quality. The fair value of mortgage loans held for sale is impacted by changes in market interest rates. Net unrealized losses, if any, are recognized through a valuation allowance.

The Company enters into commitments to originate or purchase residential mortgage loans whereby the interest rate of the loan was agreed to prior to funding ("interest rate lock commitments"). Interest rate lock commitments on residential mortgage loans that the Company intends to sell in the secondary market are considered derivatives. These derivatives are carried at fair value with changes in fair value reported as a component of gain on sale of the loans.

Loans. The Company grants mortgage, commercial, and consumer loans to customers. A substantial portion of the loan portfolio is represented by mortgage loans throughout Virginia, Maryland, and North Carolina. The ability of the Company's debtors to honor their contracts is dependent upon several factors, including the value of the real estate and general economic conditions in this area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred over the life of the loan and recognized as an adjustment of the related loan yield using the interest method except for lines of credit and loans with terms of 12 months or less where the straight-line method is used. Net fees related to standby letters of credit are recognized over the commitment period. In those instances when a loan prepays, the remaining deferred fee is recognized in the consolidated statements of operations.

Allowance for Loan Losses. The allowance for loan losses is a valuation allowance consisting of the cumulative effect of the provision for loan losses, less loans charged off, in addition to any amounts recovered on loans previously charged off. The provision for loan losses is the amount necessary, in management's judgment, to maintain the allowance for loan losses at a level it believes sufficient to cover incurred losses in the collection of the Company's loans. Loans are charged against the allowance when, in management's opinion, they are deemed uncollectible. Recoveries of loans previously charged off are credited to the allowance when realized.

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For those loans, an allowance is established when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan. The general component covers non-impaired loans.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectability of the loans in light of historical loss experience, risk characteristics of the various categories of loans, adverse situations affecting individual loans, loan risk grades, estimated value of any underlying collateral, input by regulators, and prevailing economic conditions. Further adjustments to the allowance for loan losses may be necessary based on changes in economic and real estate market conditions, further information regarding known problem loans, results of regulatory examinations, the identification of additional problem loans, and other factors. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

Impaired Loans. A loan is deemed impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Certain loans are individually evaluated for impairment in accordance with the Company's ongoing loan review procedures. Smaller balance homogeneous loans are collectively evaluated for impairment. Impaired loans are measured at the present value of their expected future cash flows by discounting those cash flows at the loan's effective interest rate or at the loan's observable market price or the fair value of the underlying collateral if the loan is collateral dependent. The difference between this discounted amount and the loan balance is recorded as an allowance for loan losses. Once a loan is considered impaired, it continues to be considered impaired until the collection of all contractual interest and principal is considered probable or the balance is charged off. The Company's policy is to charge off impaired loans at the time of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectible and in no case later than 180 days in nonaccrual status.

Nonaccrual and Past Due Loans. Loans are placed in nonaccrual status when principal or interest is 90 days or more past due. The delinquency status of the loan is determined by the contractual terms of the loan. Accrual of interest ceases at that time and uncollected past due interest is reversed. Cash payments received on loans in nonaccrual status are generally applied to reduce the outstanding principal balance. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current, the loan is performing as agreed for a period of time, and future payments are reasonably assured.

Modifications. A restructured or modified loan results in a troubled debt restructuring ("TDR") when a borrower is experiencing financial difficulty and the creditor grants a concession. TDRs are included in impaired loans and can be in accrual or nonaccrual status. Those in nonaccrual status are returned to accrual status after a period of performance under which the borrower demonstrates the ability and willingness to repay the loan.

Premises and Equipment. Land is reported at cost, while premises and equipment are reported at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from three years for equipment to 40 years for premises. Leasehold improvements are amortized on a straight-line basis over the terms of the respective leases, including renewal options or the estimated useful lives of the improvements, whichever is shorter. Routine holding costs are charged to expense as incurred, while significant improvements are capitalized.

Long-Lived Assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Foreclosed Real Estate and Repossessed Assets. Foreclosed real estate and repossessed assets include real estate acquired in the settlement of loans and other repossessed collateral. Real estate acquired in settlement of loans is initially recorded at the lower of the recorded loan balance or estimated fair value less estimated disposal costs. Subsequently, if there is an indicated decline in the estimated fair value of the property, an impairment is recognized through a provision for losses with an offsetting allowance for losses which reduces the carrying value of individual properties. The allowance is only reduced for charge-offs once the property is sold. Costs to bring a property to salable condition are capitalized up to the fair value of the property while costs to maintain a property in salable condition are expensed as incurred. Losses on subsequent impairments recognized and gains and losses upon disposition of foreclosed real estate are recognized in losses on foreclosed real estate and repossessed assets within noninterest income.

Intangible Assets. Acquired intangible assets are recognized if the benefit of the assets can be sold, transferred, licensed, rented, or exchanged. They are amortized over their estimated useful lives ranging from three to sixteen years.

Bank-Owned Life Insurance. The Company purchased life insurance policies on the lives of certain officers. The policies are recorded as an asset at the cash surrender value of the policies. Increases or decreases in the cash surrender value, other than proceeds from death benefits, are recorded as income from bank-owned life insurance in noninterest income. Proceeds from death benefits first reduce the cash surrender value attributable to the individual policy and then any additional proceeds are recorded as noninterest income.

Fair Value. The Company groups financial assets and liabilities measured at fair value into three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. Valuation methodologies for the fair value hierarchy are obtaining fair value via quoted prices in active markets for identical assets or liabilities (Level 1), observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities (Level 2), and unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (Level 3).

Off-Balance Sheet Credit Exposures. The Company, in the normal course of business to meet the financing needs of its customers, is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk which have not been fully recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of the Company's involvement or "credit risk." The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Revenue Recognition. Revenue earned on interest-earning assets is recognized based on the effective yield of the financial instrument. Service charges on deposit accounts are recognized as charged. Credit-related fees, including letter of credit fees, are recognized in interest income when earned.

Advertising Costs. Advertising costs are expensed as incurred.

Share-Based Compensation. The Company uses the fair value method, which requires that compensation cost relating to share-based transactions be recognized in the consolidated financial statements, to account for share-based compensation. The fair value of stock options is estimated at the date of grant using a lattice option pricing model. Stock options granted with pro-rata vesting schedules are expensed over the vesting period on a straight-line basis.

Income Taxes. Deferred income tax assets and liabilities are determined using the balance sheet method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.

A deferred tax liability is recognized for all temporary differences that will result in future taxable income; a deferred tax asset is recognized for all temporary differences that will result in future tax deductions, subject to reduction of the asset by a valuation allowance in certain circumstances. This valuation allowance is recognized if, based on an analysis of available evidence, management determines that it is more likely than not that some portion or all of the deferred tax asset will not be realized. The valuation allowance is subject to ongoing adjustment based on changes in circumstances that affect management's judgment about the realizability of the deferred tax asset. Adjustments to increase or decrease the valuation allowance are charged or credited, respectively, to income tax expense. The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

The impact of a tax position is recognized in the financial statements if that position is more likely than not of being sustained by the taxing authority.

Per Share Data. Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the dilutive effect of stock options using the treasury stock method. For the years ended December 31, 2011 and 2010, all options were anti-dilutive since the Company had a net loss available to common shareholders.

Comprehensive Income (Loss). Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income or loss. Certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet. Such items, along with the operating net income or loss, are components of comprehensive income or loss.

Reclassification. Certain 2010 and 2009 amounts have been reclassified to conform to the 2011 presentation. The Company reclassed our segment footnote. We separated the "bank" category into "BOHR" and "Shore" so they could be considered as separate entities. The insurance, brokerage, and holding company information was combined into "Other." Additionally, numerous items were restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Recent Accounting Pronouncements

In January 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-01, Receivables: Deferral of the Effective Date of Disclosures About Troubled Debt Restructurings in ASU 2010-20, that temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20, Receivables: Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, until the guidance for determining what constitutes a troubled debt restructuring is determined. The guidance is effective for interim and annual periods ending or beginning on or after June 15, 2011. The adoption of the new guidance resulted in additional disclosures, which can be found in Note 6, Loans and Allowance for Loan Losses.

In April 2011, the FASB issued ASU 2011-02, Receivables: A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring, that defines Troubled Debt Restructurings. In turn, the effective date of the disclosures about troubled debt restructurings in ASU 2010-20, Receivables: Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, is effective for interim and annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. The adoption of the new guidance resulted in additional disclosures, which can be found in Note 6, Loans and Allowance for Loan Losses.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs that improves the comparability of fair value measurements presented and disclosed by aligning GAAP and IFRSs. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011. Early application is not permitted. The adoption of the new guidance is not expected to have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, that improves the comparability of items reported in other comprehensive income. The amendment requires that all non-owner changes in stockholders' equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendment is to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Early adoption is permitted. The adoption of the new guidance will result in revised disclosures in our consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendment defers changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The amendment is to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. The adoption of the new guidance is not expected to have a material impact on our consolidated financial statements.

Restatement Of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2011
Restatement Of Consolidated Financial Statements [Abstract]
Restatement Of Consolidated Financial Statements
(2)	Restatement of Consolidated Financial Statements

Subsequent to filing the Company's annual report on Form 10-K for the year ended December 31, 2009, the Company determined that a valuation allowance on its deferred tax assets should be recognized as of December 31, 2009. The Company decided to establish a valuation allowance against the net deferred tax asset because it is uncertain when it will realize this asset. Accordingly, the December 31, 2009 and first quarter 2010 consolidated financial statements have been restated to account for this determination. The effect of this change in the 2009 consolidated statement of operations, 2009 consolidated statement of cash flows, and quarterly financial data for the first quarter of 2010 was as follows (in thousands, except per share amounts).

Consolidated Statement of Operations as of December 31, 2009

	As Reported	Adjustment	As Restated
Provision for income taxes	$(32,075)	$55,983	$23,908
Net loss	(145,467)	(55,983)	(201,450)
Net loss available to common shareholders	(154,156)	(55,983)	(210,139)
Loss per share - basic	(176.75)	(64.05)	(240.80)
Loss per share - diluted	(176.75)	(64.05)	(240.80)

Consolidated Statement of Cash Flows as of December 31, 2009

	As Reported	Adjustment	As Restated
Operating activities
Net loss	$(145,467)	$(55,983)	$(201,450)
Changes in deferred taxes	(23,033)	55,983	32,950

Quarterly Financial Data First Quarter 2010

	As Reported	Adjustment	As Restated
Provision for income taxes (benefit)	$(14,279)	$14,341	$62
Net loss	(24,780)	(14,341)	(39,121)
Net loss available to common shareholders	(26,155)	(14,341)	(40,496)
Loss per share - basic	(29.50)	(16.24)	(45.74)
Loss per share - diluted	(29.50)	(16.24)	(45.74)

Recapitalization Plan	12 Months Ended
Dec. 31, 2011
Recapitalization Plan [Abstract]
Recapitalization Plan
(3)	Recapitalization Plan

The Company's pursuit of strategic alternatives to raise capital and strengthen its consolidated balance sheet resulted in obtaining shareholder approval of an increase in authorized shares of Company Common Stock to 1,000,000,000 shares, effective September 28, 2010, to provide the Company with sufficient shares authorized to implement its recapitalization plan. On that date, the par value of the Common Stock was also changed from $0.625 to $0.01 per share.

On September 30, 2010, institutional investors (the "Investors") purchased $235.0 million worth of common shares, or 23,500,000 shares, at $10.00 per share in the initial closing ("First Closing") under the Company's $255.0 million private placement (the "Private Placement") in the respective amounts listed below.

Registered Name	Number of Shares Issued
Carlyle Financial Services Harbor, L.P.	6,598,278
ACMO-HR, L.L.C.	6,120,807
CapGen Capital Group VI, L.P.	4,568,951
M.H. Davidson & Co.	62,452
Davidson Kempner Partners	434,789
Davidson Kempner Institutional Partners, L.P.	879,551
David Kempner International, Ltd.	1,013,479
Davidson Kempner Distressed Opportunities International, Ltd.	231,893
Davidson Kempner Distressed Opportunities Funds L.P.	108,819
Fir Tree Value Master Fund, L.P.	1,807,753
Fir Tree REOF II Master Fund, LLC	923,228
C12 Protium Value Opportunities Ltd.	750,000

Total Number of Shares	23,500,000

The shares were offered and sold in compliance with the exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC. Furthermore, CapGen Capital Group VI, LP ("CapGen") has received approval from the Board of Governors of the Federal Reserve System to become a bank holding company for the Company and its bank subsidiaries. As a result, CapGen is permitted to exercise future control over the Company.

On September 30, 2010, pursuant to an exchange agreement (the "Exchange Agreement") with the United States Department of the Treasury (the "Treasury"), the Company exchanged 80,347 shares of its outstanding Fixed-Rate Cumulative Perpetual Series C preferred stock ("Series C Preferred") held by the Treasury for newly-created convertible shares of Series C-1 preferred stock ("Series C-1 Preferred") and converted such shares of Series C-1 Preferred into 2,089,022 shares of Common Stock. Also on that date, the terms of the outstanding Treasury warrant were amended to provide for the purchase of up to 53,035 shares of Common Stock at an exercise price of $10.00 per share for a ten-year term following the issuance of the amended warrant to Treasury. These transactions were conducted in compliance with the exemption from registration pursuant to Section 4(2) of the Securities Act.

As reported in the Company's Amendment No. 2 to its Schedule TO, filed on October 1, 2010, on September 29, 2010, the Company exchanged 876,240 newly-issued shares of Common Stock described therein for previously outstanding shares of Series A and B preferred stock tendered by preferred shareholders in exchange offers (the "Exchange Offers") with holders of such preferred stock. The Exchange Offers were exempted from registration under Section 3(a)(9) of the Securities Act.

On September 30, 2010, the Company sent irrevocable conversion notices to the holders of all remaining outstanding shares of Series A and Series B preferred stock. Each share remaining of Series A and Series B preferred stock was automatically cancelled and converted into the right to receive 15 common shares upon delivery of the Series A and Series B preferred stock certificates to the Company, for an aggregate issuance of 36,000 common shares. Such conversion was also exempt from registration under Section 3(a)(9) of the Securities Act.

On September 30, 2010, the Company issued a warrant to purchase 313,875 shares of Common Stock to Carlyle Investment Management LLC, which also received a $3.0 million cash fee, warrants to purchase 941,623 shares of Common Stock to ACMO-HR L.L.C., and warrants to purchase 470,812 shares of Common Stock to CapGen Capital Group VI L.P. The warrants have a strike price of $10.00 per share and ten year lives. Both standard warrants and contingent warrants were issued in the transaction. Standard warrants are immediately exerciseable. Contingent warrants may only be exercised upon or after the earlier of (1) the written stay of the Written Agreement (as defined below) and (2) the occurrence of a "sale event" as defined in the applicable warrant agreement. These transactions were conducted in compliance with the exemption from registration contained in Section 4(2) of the Securities Act and Rule 506.

On November 15, 2010, the Company commenced a rights offering (the "Rights Offering") providing holders of Common Stock as of 5:00 p.m. Eastern Time on September 29, 2010, with a non-transferable right to purchase newly issued shares of Common Stock at $10.00 per share, the same price paid by Investors and Treasury. The holders of Common Stock who received the related purchase rights ("Rights") were shareholders who held common shares immediately before the First Closing of the aforementioned Private Placement, including holders of Series A Preferred and Series B Preferred who tendered their Series A Preferred and Series B Preferred in the Exchange Offers. The Rights Offering expired on December 10, 2010. The Rights Offering raised a total of $9.7 million in new capital before offering expenses through the sale of 974,091 shares of Common Stock at $10.00 per share.

Neither the Treasury nor the Investors were issued any Rights in the Rights Offering. However, the Investment Agreements contained certain backstop commitments obligating the Investors to purchase any remaining unsold shares after the expiration of the Rights Offering, assuming certain conditions were met (the "Backstop"). On December 28, 2010, the Investors honored such commitments, purchasing $30.3 million worth of Common Stock at $10.00 per share or 3,025,910 shares.

Also on December 28, 2010, the Investors purchased the remaining $20 million worth of shares of Common Stock or 2,000,000 shares pursuant to the second closing of the Private Placement (the "Second Closing"). The table below illustrates the combined total respective amounts of shares of Common Stock purchased by each of the Investors on December 28, 2010 (including both the Second Closing and Backstop issuances).

Registered Name	Number of Shares Issued
Carlyle Financial Services Harbor, L.P.	1,272,414
ACMO-HR, L.L.C.	1,073,201
CapGen Capital Group VI, L.P.	1,472,760
M.H. Davidson & Co.	4,559
Davidson Kempner Partners	31,739
Davidson Kempner Institutional Partners, L.P.	64,205
David Kempner International, Ltd.	73,982
Davidson Kempner Distressed Opportunities International, Ltd.	16,928
Davidson Kempner Distressed Opportunities Funds L.P.	7,943
Fir Tree Value Master Fund, L.P.	506,962
Fir Tree REOF II Master Fund, LLC	67,394
C12 Protium Value Opportunities Ltd.	433,823

Total Number of Shares	5,025,910

In addition, as a result of the Second Closing, Backstop, and related transactions, on December 28, 2010, the amount of common shares for which certain outstanding Company warrants are exercisable automatically increased pursuant to the terms of such warrants. The underlying share amounts increased by the following amounts: 19,999 shares under a warrant issued to Carlyle Investment Management LLC; 59,995 shares under warrants issued to ACMO-HR, L.L.C.; and 29,998 shares under warrants issued to CapGen.

Because of the capitalization transactions, certain of the Company's deferred tax assets may be limited in the future. However, since the Company currently provides an allowance against all of the net deferred tax assets, any such limitation would not have an impact on the Company's financial position at December 31, 2011. Such limitation, however, will impact the amount of deferred tax valuation allowance that may ultimately be reversed, if appropriate.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
(4)	Regulatory Matters

Effective June 17, 2010, the Company and BOHR entered into a written agreement (herein called the "Written Agreement") with the FRB and the Bureau of Financial Institutions of the Virginia State Corporation Commission ("Bureau of Financial Institutions"). The Company's other banking subsidiary, Shore, is not a party to the Written Agreement.

Written Agreement

Under the terms of the Written Agreement, BOHR agreed to develop and submit for approval, within the time periods specified, plans to (a) strengthen board oversight of management and BOHR's operations, (b) strengthen credit risk management policies, (c) improve BOHR's position with respect to loans, relationships, or other assets in excess of $2.5 million which are now, or may in the future become, past due more than 90 days, are on BOHR's problem loan list, or adversely classified in any report of examination of BOHR, (d) review and revise, as appropriate, current policy and maintain sound processes for determining, documenting, and recording an adequate allowance for loan losses, (e) improve management of BOHR's liquidity position and funds management policies, (f) provide contingency planning that accounts for adverse scenarios and identifies and quantifies available sources of liquidity for each scenario, (g) reduce BOHR's reliance on brokered deposits, and (h) improve BOHR's earnings and overall condition.

In addition, BOHR agreed that it will (a) not extend, renew, or restructure any credit that has been criticized by the FRB or the Bureau of Financial Institutions absent prior board of directors approval in accordance with the restrictions in the Written Agreement, (b) eliminate all assets or portions of assets classified as "loss," and therefore, charge off all assets classified as "loss" in a federal or state report of examination, unless otherwise approved by the FRB, (c) comply with legal and regulatory limitations on indemnification payments and severance payments, and (d) appoint a committee to monitor compliance with the terms of the Written Agreement.

In addition, the Company agreed that it will (a) not make any other form of payment representing a reduction in BOHR's capital or make any distributions of interest, principal, or other sums on subordinated debentures or trust preferred securities absent prior regulatory approval, (b) take all necessary steps to correct certain technical violations of law and regulation cited by the FRB, (c) refrain from guaranteeing any debt without the prior written approval of the FRB and the Bureau of Financial Institutions, and (d) refrain from purchasing or redeeming any shares of its stock without the prior written consent of the FRB or the Bureau of Financial Institutions.

Under the terms of the Written Agreement, both the Company and BOHR agreed to submit for approval capital plans to maintain sufficient capital at the Company, on a consolidated basis, and to refrain from declaring or paying dividends absent prior regulatory approval.

To date, the Company and BOHR have complied with the actions required by the FRB and the Bureau of Financial Institutions under the terms of the Written Agreement. The Risk Committee has been appointed to oversee the Company's compliance with the terms of the Written Agreement and has met quarterly to review compliance. Written plans have been submitted for strengthening board oversight, strengthening credit risk management practices, improving liquidity, reducing the reliance on brokered deposits, improving capital, and curing the technical violations of law and regulations. The Company has also submitted its written policies and procedures for maintaining an adequate allowance for loan losses and its plans for all foreclosed real estate and nonaccrual and delinquent loans in excess of $2.5 million. Additionally, the Company instituted the required review process for all classified loans. The Company charged off the assets identified as loss from the previous examination. Moreover, the Company raised $295.0 million in the closing of the Private Placement, Rights Offering, and Backstop (for an infusion of $270.0 million of capital net of $25.0 million in issuance costs). As of December 31, 2011, the Company exceeded the regulatory capital minimums, Shore was considered "well capitalized," and BOHR was "adequately capitalized" under the risk-based standards. As a result, management believes the Company and BOHR are in full compliance with the terms of the Written Agreement.

On February 13, 2012, the Company announced that it intends to offer shares of its Common Stock in a public offering that we expect will raise between $54.0 million and $86.0 million in gross proceeds and anticipate will settle during the second quarter of 2012. Depending on the timing and/or the consummation of this capital raise, continued losses may result in either the Company or BOHR falling below the minimum required capital levels during 2012. If this occurs, our regulators would be required to take certain actions to resolve these capital deficiencies. These actions may include increased supervisory monitoring, restrictions on asset growth, requirements to sell certain assets or businesses, or requiring our multi-bank holding company investor to contribute additional capital into BOHR.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
(5)	Investment Securities

The amortized cost and estimated fair values of investment securities available for sale (in thousands) at December 31, 2011 and 2010 were as follows.

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. agency securities	$48,854	$1,101	$35	$49,920
Mortgage-backed securities	224,578	5,688	330	229,936
State and municipal securities	529	79	—	608
Corporate bonds	2,811	—	115	2,696
Equity securities	1,341	1	32	1,310

Total investment securities available for sale	$278,113	$6,869	$512	$284,470

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. agency securities	$89,849	$371	$1,518	$88,702
Mortgage-backed securities	241,970	3,115	1,737	243,348
Equity securities	2,101	127	41	2,187

Total investment securities available for sale	$333,920	$3,613	$3,296	$334,237

Debt securities with unrealized losses totaling $480 thousand at December 31, 2011 included fourteen mortgage-backed securities, three U.S. agency securities, and one corporate bond. The severity and duration of this unrealized loss will fluctuate with interest rates in the economy.

The Company's unrealized losses on equity securities were caused by what management deems to be transitory fluctuations in market valuation. At December 31, 2011, nine equity securities experienced an unrealized loss of $32 thousand. All identified impairments on equity securities were taken in the periods identified.

For the year ended December 31, 2011, proceeds from sales of investment securities available for sale were $69.9 million and resulted in net realized gains of $1.5 million. Proceeds from available-for-sale securities amounted to $2.6 million and $84.1 million and resulted in realized gains of $468 thousand and $4.3 million for the years ended December 31, 2010 and 2009, respectively.

Unrealized losses

Information pertaining to securities with gross unrealized losses (in thousands) at December 31, 2011 and 2010, aggregated by investment category and length of time that the individual securities have been in a continuous loss position is as follows.

	2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
U.S. agency securities	$9,599	$35	$—	$—	$9,599	$35
Mortgage-backed securities	35,730	281	3,066	49	38,796	330
Corporate bonds	2,696	115	—	—	2,696	115
Equity securities	—	—	89	32	89	32

	$48,025	$431	$3,155	$81	$51,180	$512

	2010
	Less than 12 Months		12 Months or More		Total
Description of Securities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
U.S. agency securities	$4,758	$1,518	$—	$—	$4,758	$1,518
Mortgage-backed securities	71,057	1,737	—	—	71,057	1,737
Equity securities	121	1	93	40	214	41

	$75,936	$3,256	$93	$40	$76,029	$3,296

Other-than-temporary impairment ("OTTI")

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. In determining OTTI, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the security or it is more likely than not will be required to sell the security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss. If an entity intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

During 2011 and 2010, equity securities with a cost basis of $586 thousand and $81 thousand, respectively, were determined to be other-than-temporarily impaired. Impairment losses of $401 thousand and $67 thousand were recognized through noninterest income during 2011 and 2010, respectively. No additional amount was included in accumulated other comprehensive income in the equity section of the balance sheet for these securities as of December 31, 2011. Management has evaluated the unrealized losses associated with the remaining equity securities as of December 31, 2011 and, in management's opinion, the unrealized losses are temporary and it is our intention to hold these securities until their value recovers. A rollforward of the cumulative other-than-temporary impairment losses (in thousands) recognized in earnings for all equity securities for years ended December 31, 2010 and 2011 is as follows.

December 31, 2009	$3,030
Less: Realized gains for securities sales	(2,378)
Add: Loss where impairment was not previously recognized	52
Add: Loss where impairment was previously recognized	15

December 31, 2010	719
Less: Realized gains for securities sales	—
Add: Loss where impairment was not previously recognized	309
Add: Loss where impairment was previously recognized	92

December 31, 2011	$1,120

Maturities of investment securities

The amortized cost and estimated fair value of investment securities available for sale (in thousands) that are not determined to be other-than-temporarily impaired by contractual maturity at December 31, 2011 and 2010 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Equity securities do not have contractual maturities.

	2011		2010
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due after one year but less than five years	$7,300	$7,386	$5,670	$5,884
Due after five years but less than ten years	26,183	26,679	35,222	34,688
Due after ten years	243,289	249,095	290,927	291,478
Equity securities	1,341	1,310	2,101	2,187

Total available-for-sale securities	$278,113	$284,470	$333,920	$334,237

Federal Home Loan Bank ("FHLB")

The Company's investment in FHLB stock totaled $14.5 million at December 31, 2011. FHLB stock is generally viewed as a long-term investment and as a restricted investment security because it is required to be held in order to receive FHLB advances (i.e. borrowings). It is carried at cost as there is no market for the stock other than the FHLB or member institutions. Therefore, when evaluating FHLB stock for impairment, its value is based on ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011, and no impairment has been recognized.

Pledged securities

Investment securities at estimated fair value (in thousands) that were pledged to secure deposits or outstanding borrowings or were pledged to secure potential future borrowings at December 31, 2011 and 2010 were as follows.

	2011	2010
Public deposits	$21,437	$9,316
Treasury, tax, and loan deposits	—	2,509
Federal Home Loan Bank borrowings	88,024	86,749
Federal Reserve Bank borrowings	1,347	1,738
Repurchase agreements	13,154	21,864
Housing and Urban Development	385	497
Other	1,745	—

	$126,092	$122,673

Loans And Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Loans And Allowance For Loan Losses [Abstract]
Loans And Allowance For Loan Losses
(6)	Loans and Allowance for Loan Losses

We offer a full range of commercial, real estate, and consumer loans described in further detail below. Our loan portfolio is comprised of the following segments: commercial and industrial, construction, real estate-commercial mortgage, real estate-residential mortgage, and installment. Our primary lending objective is to meet business and consumer needs in our market areas while maintaining our standards of profitability and credit quality and enhancing client relationships. All lending decisions are based upon a thorough evaluation of the financial strength and credit history of the borrower and the quality and value of the collateral securing the loan. With few exceptions, personal guarantees are required on all loans.

Commercial and industrial loans. We make commercial loans to qualified businesses in our market areas. Commercial loans are loans to businesses that are typically not collateralized by real estate. Generally, the purpose of commercial loans is for the financing of accounts receivable, inventory, or equipment and machinery. Repayment of commercial loans may be more substantially dependent upon the success of the business itself, and therefore, must be monitored more frequently. In order to reduce our risk, the Banks require regular updates of the business' financial condition, as well as that of the guarantors, and regularly monitor accounts receivable and payable of such businesses when deemed necessary.

Construction loans. Although we currently make new loans to finance construction and land development only on a limited basis, a significant amount of our portfolio contains such loans. We historically made construction and development loans to individuals and businesses for the purpose of construction of single family residential properties, multi-family properties, and commercial projects as well as the development of residential neighborhoods and commercial office parks.

Real estate-commercial mortgage loans. The Banks make commercial mortgage loans for the purchase and re-financing of owner-occupied commercial properties as well as non-owner occupied income producing properties. These loans are secured by various types of commercial real estate including office, retail, warehouse, industrial, storage facilities, and other non-residential types of properties. Commercial mortgage loans typically have maturities or are callable from one to five years. Underwriting for commercial mortgages involves an examination of debt service coverage ratios, the borrower's creditworthiness and past credit history, and the guarantor's personal financial condition. Underwriting for non-owner occupied commercial mortgages also involves evaluation of the terms of current leases and financial strength of the tenants.

Real estate-residential mortgage loans. We offer a wide range of residential mortgage loans through our Banks and our subsidiary, Gateway Bank Mortgage, Inc. Our residential mortgage loans held by the Banks includes first and junior lien mortgage loans, home equity lines of credit, and other term loans secured by first and junior lien mortgages. Residential mortgage loans have historically been lower risk loans in the Banks' portfolios due to the ease in which the value of the collateral is ascertained, although the risks involved with these loans has been higher than historical averages due to falling home prices and high unemployment in our markets. First mortgage loans are generally made for the purchase of permanent residences, second homes, or residential investment property. Second mortgages and home equity loans are generally for personal, family, and household purposes such as home improvements, major purchases, education, and other personal needs. Mortgages which are secured by a borrower's primary residence are made on the basis of the borrower's ability to repay the loan from his or her regular income as well as the general creditworthiness of the borrower. Mortgages secured by residential investment property are made based upon the same guidelines as well as the borrower's ability to cover any cash flow shortages during the marketing of such property for rent.

Installment loans. Installment loans are made on a regular basis for personal, family, and general household purposes. More specifically, we make automobile loans, home improvement loans, loans for vacations, and debt consolidation loans. While consumer financing may entail greater collateral risk than real estate financing on a per loan basis, the relatively small principal balances of each loan mitigates the risk associated with this segment of the portfolio.

The total of our loans (in thousands) by segment at December 31, 2011 and 2010 are as follows.

	2011	2010
Commercial and Industrial	$256,058	$304,550
Construction	284,984	475,284
Real estate - commercial mortgage	522,052	658,969
Real estate - residential mortgage	414,957	487,559
Installment	26,525	32,708
Deferred loan fees and related costs	157	(303)

Total loans	$1,504,733	$1,958,767

Allowance for Loan Losses

The purpose of the allowance for loan losses is to provide for potential losses inherent in our loan portfolio. Management considers several factors in determining the allowance for loan losses, including historical loan loss experience, the size and composition of the portfolio, and the estimated value of collateral and guarantees securing the loans. Management regularly reviews the loan portfolio to determine whether adjustments are necessary to maintain an allowance for loan losses sufficient to absorb losses. Our review takes into consideration changes in the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, and review of current economic conditions that may affect the borrower's ability to repay. Some of the tools used in the credit review process to identify potential problem loans include past due reports, collateral valuations (primarily third-party agreements), cash flow analyses of borrowers, and risk ratings of loans. In addition to the review of credit quality through ongoing credit review processes, we perform a comprehensive allowance analysis for our loan portfolio at least monthly. This analysis includes specific allowances for individual loans; general allowance for loan pools that factor in our historical loan loss experience, loan portfolio growth and trends, and economic conditions; and unallocated allowances predicated upon both internal and external factors.

Loss factors are calculated using qualitative data and then are applied to each of the loan segments to determine a reserve level for various subsets of each of the five segments of loans. While portions of the allowance are attributed to specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio. In addition, specific allocations may be assigned to nonaccrual or other problem credits.

A rollforward of the activity (in thousands) within the allowance for loan losses by loan type and recorded investment in loans for the years ended December 31, 2011 and 2010 is as follows.

Allowance for Loan Losses and Recorded Investment in Loans

For the Years Ended December 31, 2011 and 2010

	2011
			Real Estate -
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for credit losses:
Beginning balance	$18,610	$83,052	$25,426	$17,973	$3,400	$8,792	$157,253
Charge-offs	(19,005)	(97,036)	(23,760)	(15,403)	(1,386)		(156,590)
Recoveries	1,834	2,229	1,382	694	295		6,434
Provision	12,166	36,581	14,053	8,796	(242)	(3,504)	67,850

Ending balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947

Ending balance: collectively evaluated for impairment	$7,445	$15,189	$12,615	$6,678	$2,029	$5,288	$49,244

Ending balance: individually evaluated for impairment	$5,947	$8,388	$4,486	$5,227	$38		$24,086

Ending balance: loans acquired with deteriorated credit quality	$213	$1,249	$—	$155	$—		$1,617

	2010
			Real Estate -
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:
Beginning balance	$23,819	$57,958	$29,700	$12,589	$1,473	$7,158	$132,697
Charge-offs	(25,187)	(103,268)	(49,419)	(14,012)	(1,540)		(193,426)
Recoveries	1,049	3,328	1,221	415	169		6,182
Provision	18,929	125,034	43,924	18,981	3,298	1,634	211,800

Ending balance	$18,610	$83,052	$25,426	$17,973	$3,400	$8,792	$157,253

Ending balance: collectively evaluated for impairment	$9,759	$24,530	$13,766	$8,241	$2,327	$8,792	$67,415

Ending balance: individually evaluated for impairment	$8,777	$55,010	$10,980	$9,444	$1,068		$85,279

Ending balance: loans acquired with deteriorated credit quality	$74	$3,512	$680	$288	$5		$4,559

Accounting for Certain Loans Acquired in a Transfer

The Company acquired loans pursuant to the acquisition of Gateway Financial Holdings, Inc. ("GFH") in December 2008. For acquired loans where there was evidence of deterioration of credit quality since origination and where it was probable that all amounts would not be collected according to the loan's contractual terms, the Company accounted for the loan individually, considered expected prepayments, and estimated (at acquisition) the amount and timing of discounted expected principal, interest, and other cash flows for each loan. The Company determined the excess of the loan's scheduled contractual principal and contractual interest payments over all cash flows expected as an amount that should not be accreted into interest income (non-accretable difference). The remaining amount, representing the excess of the loan's cash flows expected to be collected over the amount paid, is accreted into interest income over the remaining life of the loan (accretable yield).

Over the life of the loan, the Company continues to estimate cash flows expected to be collected. The Company evaluates at the balance sheet date whether the present value of these loans determined using the effective interest rates has decreased, and if so, the Company establishes a valuation allowance for the loan. Valuation allowances for acquired loans reflect only those losses incurred after acquisition. The present value of any subsequent increase in the loan's actual cash flows or cash flows expected to be collected is used to reverse any existing valuation allowance for that loan. For any remaining increases in cash flows expected to be collected, the Company adjusts the amount of accretable yield recognized on a prospective basis over the loan's remaining life.

Loans that were acquired for which there was evidence of deterioration of credit quality since origination and for which it was probable that all contractually required payments would not be made as scheduled had an outstanding balance of $9.6 million and a carrying amount of $8.9 million at December 31, 2011. The carrying amount of these loans is included in the balance sheet amount of loans receivable at December 31, 2011. Of these loans, $3.2 million have experienced further deterioration in credit quality since the acquisition date and are included in the impaired loan amounts disclosed in the Impaired Loans section of this footnote. The following table depicts the accretable yield (in thousands) from December 31, 2009 to December 31, 2011.

Balance, December 31, 2009	$1,042
Accretion	(458)
Disposals	(170)
Additions	135

Balance, December 31, 2010	549
Accretion	(205)
Disposals	(151)
Additions	38

Balance, December 31, 2011	$231

Impaired Loans

A loan is considered impaired when it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired loans are measured based on the present value of payments expected to be received using the historical effective loan rate as the discount rate. For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral. Management considers a loan to be collateral dependent when repayment of the loan is expected solely from the sale or liquidation of the underlying collateral. The Company's policy is to charge off collateral dependent impaired loans at the earlier of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectable and in no case later than 180 days in nonaccrual status. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses. For loans that are not collateral dependent, impairment is measured using discounted cash flows. For certain loans when the Company determines a loan is impaired, the estimated impairment is directly charged off to the loan rather than creating a specific reserve for inclusion in the allowance for loan losses. Total impaired loans were $211.6 million and $356.9 million at December 31, 2011 and 2010, respectively, the majority of which were considered collateral dependent, and therefore, measured at the fair value of the underlying collateral.

Impaired loans for which no allowance is provided totaled $115.0 million and $107.3 million at December 31, 2011 and 2010. Loans written down to their estimated fair value of collateral less the costs to sell account for $52.9 million and $20.0 million of the impaired loans for which no allowance has been provided as of December 31, 2011 and 2010, respectively. The average age of appraisals for these loans is 0.82 years at December 31, 2011. The remaining impaired loans for which no allowance is provided are fully covered by the value of the collateral, and therefore, no additional loss is expected on these loans.

The following chart shows impaired loans (in thousands) by class as of December 31, 2011 and 2010.

Impaired Loans

As of and For the Years Ended December 31, 2011 and 2010

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$29,281	$36,244	$—	$30,249	$1,490
Construction
1-4 family residential construction	3,774	5,146	—	3,890	—
Commercial construction	34,441	73,369	—	35,229	187
Real estate
Commercial Mortgage
Owner occupied	17,663	21,225	—	18,213	380
Non-owner occupied	11,312	24,170	—	11,716	305
Residential Mortgage
Secured by 1-4 family, 1st lien	13,705	15,524	—	14,238	131
Secured by 1-4 family, junior lien	4,580	6,828	—	4,709	3
Installment	242	627	—	250	—
With an allowance recorded:
Commercial & Industrial	10,233	10,647	6,160	10,476	34
Construction
1-4 family residential construction	6,454	6,504	2,387	6,722	237
Commercial construction	27,384	60,330	7,250	28,833	168
Real estate
Commercial Mortgage
Owner occupied	27,441	27,503	3,641	27,679	824
Non-owner occupied	4,393	6,008	845	4,432	—
Residential Mortgage
Secured by 1-4 family, 1st lien	18,617	19,061	4,225	18,756	767
Secured by 1-4 family, junior lien	2,063	2,171	1,157	2,150	10
Installment	49	49	38	54	—
Total:
Commercial & Industrial	$39,514	$46,890	$6,160	$40,723	$1,525
Construction	72,053	145,349	9,637	74,674	592
Real estate-commercial mortgage	60,809	78,906	4,486	62,040	1,509
Real estate-residential mortgage	38,965	43,584	5,382	39,853	911
Installment	291	677	38	304	—

Total	$211,633	$315,406	$25,703	$217,595	$4,537

	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$12,453	$16,397	$—	$15,086	$176
Construction
1-4 family residential construction	5,373	6,137	—	6,930	10
Commercial construction	36,792	62,020	—	43,289	329
Real estate
Commercial Mortgage
Owner occupied	10,195	10,752	—	11,574	491
Non-owner occupied	20,866	34,830	—	26,019	126
Residential Mortgage
Secured by 1-4 family, 1st lien	17,266	19,445	—	22,235	211
Secured by 1-4 family, junior lien	4,259	5,044	—	5,338	5
Installment	93	116	—	192	—
With an allowance recorded:
Commercial & Industrial	19,141	21,902	8,852	21,724	171
Construction
1-4 family residential construction	5,693	7,121	1,130	1,998	118
Commercial construction	133,429	152,938	57,392	155,562	1,491
Real estate
Commercial Mortgage
Owner occupied	19,324	20,206	4,411	23,057	559
Non-owner occupied	40,272	56,692	7,248	47,213	1,229
Residential Mortgage
Secured by 1-4 family, 1st lien	25,071	25,596	6,660	29,365	405
Secured by 1-4 family, junior lien	4,463	4,886	3,072	5,143	37
Installment	2,186	3,881	1,073	3,871	—
Total:
Commercial & Industrial	$31,594	$38,299	$8,852	$36,810	$347
Construction	181,287	228,216	58,522	207,779	1,948
Real estate-commercial mortgage	90,657	122,480	11,659	107,863	2,405
Real estate-residential mortgage	51,059	54,971	9,732	62,081	658
Installment	2,279	3,997	1,073	4,063	—

Total	$356,876	$447,963	$89,838	$418,596	$5,358

Non-performing Assets

Non-performing assets consist of loans 90 days past due and still accruing interest, nonaccrual loans, and foreclosed real estate and repossessed assets. Total non-performing assets were $196.9 million or 9% of total assets at December 31, 2011 compared with $315.4 million or 11% of total assets at December 31, 2010. Non-performing assets (in thousands) were as follows.

	2011	2010
Loans 90 days past due and still accruing interest	$84	$—
Nonaccrual loans, including nonaccrual impaired loans	133,161	255,992
Foreclosed real estate and repossessed assets	63,613	59,423

Non-performing assets	$196,858	$315,415

Nonaccrual and Past Due Loans

A reconciliation of nonperforming loans to impaired loans (in thousands) for years ended December 31, 2011 and 2010 is as follows.

	2011	2010
Loans 90 days past due and still accruing interest	$84	$—
Nonaccrual loans, including nonaccrual impaired loans	133,161	255,992

Total non-performing loans	$133,245	$255,992
TDRs on accrual	21,168	63,932
Impaired loans on accrual	57,220	36,952

Total impaired loans	$211,633	$356,876

Nonaccrual loans were $133.2 million at December 31, 2011 compared to $256.0 million at December 31, 2010. As a general rule, loans are placed in nonaccrual status when principal or interest is 90 days or more past due. If income on nonaccrual loans had been recorded under original terms, $29.7 million and $26.5 million of additional interest income would have been recorded in 2011 and 2010, respectively.

Age Analysis of Past Due Loans

An age analysis of past due loans as of December 31, 2011 and 2010 is as follows.

Age Analysis of Past Due Loans

As of December 31, 2011 and 2010

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$1,715	$2,179	$17,097	$20,991	$235,067	$256,058	$—
Construction
1-4 family residential construction	594	—	4,415	5,009	18,522	23,531	—
Commercial construction	2,490	2,069	54,593	59,152	202,301	261,453	—
Real estate
Commercial Mortgage
Owner occupied	1,145	861	23,250	25,256	280,745	306,001	—
Non-owner occupied	3,647	193	9,076	12,916	203,135	216,051	—
Residential Mortgage
Secured by 1-4 family, 1st lien	8,979	1,698	18,185	28,862	222,148	251,010	—
Secured by 1-4 family, junior lien	1,069	228	6,337	7,634	156,313	163,947	—
Installment	78	56	292	426	26,099	26,525	84
Deferred loan fees and related costs	—	—	—	—	157	157	—

Total	$19,717	$7,284	$133,245	$160,246	$1,344,487	$1,504,733	$84

	2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$2,061	$683	$25,346	$28,090	$276,460	$304,550	$—
Construction
1-4 family residential construction	—	—	7,273	7,273	27,477	34,750	—
Commercial construction	6,615	321	132,395	139,331	301,203	440,534	—
Real estate
Commercial Mortgage
Owner occupied	—	—	8,275	8,275	338,439	346,714	—
Non-owner occupied	8,938	1,024	44,260	54,222	258,033	312,255	—
Residential Mortgage
Secured by 1-4 family, 1st lien	2,238	919	29,313	32,470	276,469	308,939	—
Secured by 1-4 family, junior lien	1,033	881	7,838	9,752	168,868	178,620	—
Installment	43	7	1,292	1,342	31,366	32,708	—
Deferred loan fees and related costs	—	—	—	—	(303)	(303)	—

Total	$20,928	$3,835	$255,992	$280,755	$1,678,012	$1,958,767	$—

Credit Quality

During 2011, the Company continued to experience challenging credit conditions. The pace of deterioration, however, moderated noticeably, the effect of which can be seen in a year over year decline in both non-performing loans and past due loans. In conjunction with these declines, the provision for loan losses decreased to $67.9 million in 2011 compared with $211.8 million in 2010.

Management regularly reviews the loan portfolio to determine whether adjustments to the allowance are necessary. The review takes into consideration changes in the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, and review of current economic conditions that may affect the borrower's ability to repay. In addition to the review of credit quality through ongoing credit review processes, management performs a comprehensive allowance analysis at least quarterly. This analysis includes specific allowances for individual loans; general allowance for loan pools that factor in our historical loan loss experience, loan portfolio growth and trends, and economic conditions; and unallocated allowances predicated upon both internal and external factors.

The internal rating system is a series of grades reflecting management's risk assessment, based on its analysis of the borrower's financial condition. The "pass" category consists of a range of loan grades that reflect increasing, though still acceptable, risk. Movement of risk through the various grade levels in the "pass" category is monitored for early identification of credit deterioration. The "special mention" rating is attached to loans where the borrower exhibits material negative financial trends due to company specific or systematic conditions that, if left uncorrected, threaten its capacity to meet its debt obligations. The borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. It is a transitional grade that is closely monitored for improvement or deterioration. The "substandard" rating is applied to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists. Loans are considered "non-accrual" when management does not expect to collect payments consistent with acceptable and agreed upon terms of repayment. The following table provides information (in thousands) on December 31, 2011 and 2010 about the credit quality of the loan portfolio using the Company's internal rating system as an indicator.

Credit Ratings

As of December 31, 2011 and 2010

	2011
	Pass	Special Mention	Substandard	Non-Accrual Loans	Total
Commercial & Industrial	$177,347	$27,916	$33,698	$17,097	$256,058
Construction
1-4 family residential construction	9,483	482	9,151	4,415	23,531
Commercial construction	119,885	53,660	33,315	54,593	261,453
Real estate
Commercial Mortgage
Owner occupied	203,974	44,669	34,108	23,250	306,001
Non-owner occupied	152,829	41,636	12,510	9,076	216,051
Residential Mortgage
Secured by 1-4 family, 1st lien	183,243	30,424	19,158	18,185	251,010
Secured by 1-4 family, junior lien	145,495	4,695	7,420	6,337	163,947
Installment	17,913	3,881	4,523	208	26,525
Deferred loan fees and related costs	157	—	—	—	157

Total	$1,010,326	$207,363	$153,883	$133,161	$1,504,733

	2010
	Pass	Special Mention	Substandard	Non-Accrual Loans	Total
Commercial & Industrial	$225,389	$44,131	$9,684	$25,346	$304,550
Construction
1-4 family residential construction	19,080	2,207	6,190	7,273	34,750
Commercial construction	145,158	74,512	88,469	132,395	440,534
Real estate
Commercial Mortgage
Owner occupied	250,330	48,583	39,526	8,275	346,714
Non-owner occupied	191,080	43,226	33,689	44,260	312,255
Residential Mortgage
Secured by 1-4 family, 1st lien	226,389	32,632	20,605	29,313	308,939
Secured by 1-4 family, junior lien	151,221	9,916	9,645	7,838	178,620
Installment	17,531	10,691	3,194	1,292	32,708
Deferred loan fees and related costs	(303)	—	—	—	(303)

Total	$1,225,875	$265,898	$211,002	$255,992	$1,958,767

Modifications

A restructured loan results in a TDR when two conditions are present 1) a borrower is experiencing financial difficulty and 2) a creditor grants a concession, such as a reduction of stated interest rate less than the current market interest rate for the remaining original life of the debt, extension of maturity date and or dates at a stated interest rate lower than the current market rate for new debt with similar risk, reduction of face amount or maturity amount of the debt as stated in the instrument or other agreement, or reduction of accrued interest.

As of December 31, 2011 and 2010, loans classified as TDRs were $45.3 million and $85.8 million, respectively. All of these were included in the impaired loan disclosure. Of this amount, $21.1 million was accruing and $24.2 million was non-accruing at December 31, 2011 and $63.9 million was accruing and $21.9 million was non-accruing at December 31, 2010. TDRs in nonaccrual status are returned to accrual status after a period of performance under which the borrower demonstrates the ability and willingness to repay the loan. For the year ended December 31, 2011, $316 thousand of the nonaccrual TDRs were returned to accrual status; none of the nonaccrual TDRs were returned to accrual status during the year ended December 31, 2010. The following table shows the loans (in thousands, except number of contracts) that were determined by management to be TDRs at December 31, 2011.

	2011
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	6	$361	$222
Construction
1-4 family residential construction	1	2,128	1,598
Other construction	18	23,079	13,551
Real estate
Commercial Mortgage
Owner occupied	14	15,235	15,193
Non-owner occupied	3	7,413	7,251
Residential Mortgage
Secured by 1-4 family, 1st lien	29	7,631	7,343
Secured by 1-4 family, junior lien	1	190	190
Installment	—	—	—

Total	72	$56,036	$45,348

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
(7)	Derivative Instruments

At December 31, 2011, the Company had rate-lock commitments to originate residential mortgage loans in the amount of $44.6 million and loans held for sale of $63.2 million. At December 31, 2010, the Company had rate-lock commitments to originate mortgage loans in the amount of $55.9 million and loans held for sale of $22.5 million. Under the contractual relationship with these investors, the Company is obligated to sell the loans only if the loans close. As a result of these contractual relationships with these investors, the Company is not exposed to losses nor will it realize gains related to its rate-lock commitments due to changes in interest rates. There is a 120-day window after the sale of the loan during which the Company is obligated to buy back the loan if a default occurs. No other obligation exists.

Premises, Equipment, And Leases	12 Months Ended
Dec. 31, 2011
Premises, Equipment, And Leases [Abstract]
Premises, Equipment, And Leases
(8)	Premises, Equipment, and Leases

Premises and equipment (in thousands) at December 31, 2011 and 2010 are summarized as follows.

	2011	2010
Land	$29,433	$31,238
Buildings and improvements	58,640	58,177
Leasehold improvements	2,384	3,418
Equipment, furniture, and fixtures	15,374	14,563
Construction in progress	967	7

	106,798	107,403
Less accumulated depreciation and amortization	(19,233)	(13,989)

Premises and equipment, net	$87,565	$93,414

Depreciation and leasehold amortization expense for the years ended December 31, 2011, 2010, and 2009 was $4.4 million, $5.0 million, and $5.5 million, respectively.

The Company leases land and buildings upon which certain of its operating facilities and financial center facilities are located. These leases expire at various dates through August 31, 2049. Additionally, the Company has the option to purchase the land upon which the operations center is built at the end of the twenty-year lease term on December 31, 2018 at a cost of $300 thousand.

Various facilities and equipment are leased under noncancellable operating leases with initial remaining terms in excess of one year with options for renewal. In addition to minimum rents, certain leases have escalation clauses and include provisions for additional payments to cover taxes, insurance, and maintenance. The effects of the scheduled rent increases, which are included in the minimum lease payments, are recognized on a straight-line basis over the lease term. Rental expense was $4.1 million for 2011 compared to $3.3 million for 2010 and $3.8 million for 2009.

Future minimum lease payments (in thousands), by year and in the aggregate, under noncancellable operating leases at December 31, 2011 were as follows.

2012	$2,507
2013	2,162
2014	1,878
2015	1,740
2016	1,684
Thereafter	17,678

$27,649

The Company has entered into contracts as lessor for excess office space. Future minimum lease payments receivable under noncancelable leasing arrangements at December 31, 2011 were not material.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets
(9)	Intangible Assets

Intangible assets with an indefinite life are subject to impairment testing at least annually or more often if events or circumstances suggest potential impairment. Other acquired intangible assets determined to have a finite life are amortized over their estimated useful life in a manner that best reflects the economic benefits of the intangible asset. Intangible assets with a finite life are reviewed for impairment if conditions suggest the carrying amount is not recoverable. A summary of intangible assets (in thousands) as of December 31, 2011, 2010, and 2009 is as follows.

	2011		2010		2009
	Gross		Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization	Amount	Amortization
Intangible assets subject to future amortization:
Core deposit intangible	$8,105	$4,381	$8,105	$3,058	$8,105	$1,703
Employment contract intangible	1,130	1,103	1,130	909	1,130	713
Insurance book of business intangible	—	—	6,450	860	6,450	430

Total intangible assets subject to future amortization	$9,235	$5,484	$15,685	$4,827	$15,685	$2,846

The weighted-average amortization period for core deposit intangibles is 6.6 years and employment contract intangibles is 3.2 years. The Company sold its insurance business in August 2011 and removed the remaining insurance book of business intangible asset as part of that transaction.

The aggregate amortization expense for intangible assets with finite lives for the year ended December 31, 2011 was $1.8 million compared to $2.0 million in 2010 and $2.5 million for 2009. The estimated aggregate annual amortization expense (in thousands) for the years subsequent to December 31, 2011 is as follows.

2012	$1,341
2013	974
2014	594
2015	594
2016	248
Thereafter	—

Total	$3,751

Foreclosed Real Estate And Repossessed Assets	12 Months Ended
Dec. 31, 2011
Foreclosed Real Estate And Repossessed Assets [Abstract]
Foreclosed Real Estate And Repossessed Assets

(10)	Foreclosed Real Estate and Repossessed Assets

Foreclosed assets are presented net of an allowance for losses. An analysis of the allowance for losses (in thousands) on foreclosed assets at December 31, 2011 and 2010 is as follows.

	2011	2010
Balance at beginning of year	$9,533	$356
Provision for losses	17,196	10,925
Charge-offs	(6,707)	(1,748)

Balance at end of year	$20,022	$9,533

Expenses (in thousands) applicable to foreclosed real estate and repossessed assets for years ended December 31, 2011, 2010, and 2009 include the following.

	2011	2010	2009
Losses on sale of foreclosed real estate	$4,900	$303	$161
Provision for losses	17,196	10,925	1,043
Operating expenses	4,226	2,078	417

Total	$26,322	$13,306	$1,621

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
(11)	Deposits

The scheduled maturities of time deposits (in thousands) at December 31, 2011 and 2010 were as follows.

	2011		2010
	Time Deposits	Time Deposits	Time Deposits	Time Deposits
	Less than $100	$100 or More	Less than $100	$100 or More
Maturity of:
3 months or less	$111,321	$71,617	$98,228	$88,759
3 months - 6 months	111,476	123,045	147,069	180,321
6 months - 12 months	154,798	94,025	210,413	168,368
1 year - 2 years	85,628	91,076	193,731	198,786
2 years - 3 years	13,552	21,204	30,248	46,238
3 years - 4 years	8,660	11,614	11,159	6,990
4 years - 5 years	37,624	32,396	9,924	11,533
Over 5 years	2,232	828	2,234	284

	$525,291	$445,805	$703,006	$701,279

Total brokered deposits were $97.5 million and $136.8 million at December 31, 2011 and 2010, respectively. Of these brokered funds $15.2 million and $18.9 million were interest-bearing demand deposits and the remaining $82.3 million and $117.9 million were time deposits at December 31, 2011 and 2010, respectively.

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
Borrowings
(12)	Borrowings

As a member of the FHLB, the Company may borrow funds based on criteria established by the FHLB. The FHLB may call these borrowings prior to maturity if the collateral balance falls below the borrowing level. The borrowing arrangements with the FHLB could be either short- or long-term depending on our related costs and needs. At December 31, 2011 and 2010, the Company had loans from the FHLB totaling $195.9 million and $213.4 million, respectively. Interest is payable on a monthly basis until maturity. The carrying value (in thousands) of maturities of FHLB borrowings at December 31, 2011 was as follows.

2014	27,650
2015	168,291

$195,941

To promote liquidity and enhance current earnings by way of reduction in interest expense, and after a review of the Company's current level of assumed interest rate risk, the Bank modified certain advances with the FHLB. A majority of the Company's existing fixed-rate advances were restructured as floating rate obligations at a fixed spread to three-month LIBOR with maturities ranging from 2.75 to 4 years.

FHLB borrowings carry a weighted-average interest rate of 1.18% and, with the exception of two fixed-rate advances that total $5.1 million, are all convertible at FHLB's option on the interest payment dates to either one-month or three-month LIBOR. The FHLB borrowings were collateralized with residential real estate loans, commercial real estate loans, and investment securities. The principal balance due, excluding acquisition fair value adjustments, of FHLB borrowings in aggregate was $193.1 million at December 31, 2011.

Reverse Repurchase Agreement

The Company has one reverse repurchase agreement that has an original principal balance of $10.0 million and is collateralized with mortgage-backed securities with a similar fair value. It has a seven-year term with a repurchase date of August 1, 2013. The interest rate of this agreement is a variable rate of 9.85% minus three-month LIBOR (0.53% at December 31, 2011), not to exceed 5.85%. The applicable interest rate in effect at December 31, 2011 was 5.85%. The agreement is callable by the counterparty on a quarterly basis. The carrying value of this agreement as of December 31, 2011 was $10.2 million.

Trust Preferred Securities

The Company has four placements of trust preferred securities as follows:

	Carrying Amount	Par Amount	Interest	Redeemable	Mandatory
	(in thousands)	(in thousands)	Rate	On Or After	Redemption
Gateway Capital Statutory Trust I	$5,304	$8,000	LIBOR + 3.10%	September 17, 2008	September 17, 2033
Gateway Capital Statutory Trust II	4,344	7,000	LIBOR + 2.65%	July 17, 2009	June 17, 2034
Gateway Capital Statutory Trust III	7,772	15,000	LIBOR + 1.50%	May 30, 2011	May 30, 2036
Gateway Capital Statutory Trust IV	12,939	25,000	LIBOR + 1.55%	July 30, 2012	July 30, 2037

LIBOR in the table above refers to three-month LIBOR. In all four trusts, the trust issuer has invested the total proceeds from the sale of the trust preferred securities in junior subordinated deferrable interest debentures issued by the Company. The trust preferred securities are entitled to cumulative cash distributions quarterly at an annual rate, reset quarterly. The dividends paid to holders of the trust preferred securities, which are recorded as interest expense, are deductible for income tax purposes. In January 2010, the Company exercised its right to defer all quarterly distributions on the trust preferred securities. Interest payable continues to accrue during the deferral period and interest on the deferred interest also accrues, both of which must be paid at the end of the deferral period and totaled $2.7 million at December 31, 2011. Prior to the expiration of the deferral period, the Company has the right to further defer interest payments, provided that no deferral period, together with all principal deferrals, exceeds 20 consecutive quarters and that no event of default (as defined by the terms of the applicable Trust Preferred Securities) has occurred and is continuing at the time of the deferral. The Company was not in default with respect to the terms of the Trust Preferred Securities at the time the quarterly payments were deferred and such deferrals did not cause an event of default under the terms of the Trust Preferred Securities. The Company has fully and unconditionally guaranteed the trust preferred securities through the combined operation of the debentures and other related documents. The Company's obligation under the guarantee is unsecured and subordinate to senior and subordinated indebtedness of the Company. The carrying value of these debentures in aggregate as of December 31, 2011 was $30.4 million.

The Amended TARP	12 Months Ended
Dec. 31, 2011
The Amended TARP [Abstract]
The Amended TARP
(13)	The Amended TARP

On December 31, 2008, and subsequent to the Company's acquisition of GFH, as part of the Treasury's Capital Purchase Program ("TARP"), the Company entered into a Letter Agreement and Securities Purchase Agreement with the Treasury, pursuant to which the Company sold 80,347 shares of Series C Preferred, having a liquidation preference of $1,000 per share and a warrant to purchase 1,325,858 shares of Common Stock at an initial exercise price of $9.09 per share, subject to certain anti-dilution and other adjustments, for an aggregate purchase price of $80.3 million in cash.

On August 12, 2010, the Company and Treasury executed the Exchange Agreement, which provided for (i) the exchange of the 80,347 shares of Series C Preferred for 80,347 shares of a newly-created Series C-1 Preferred with a liquidation preference of $1,000, (ii) the conversion of the Series C-1 Preferred at a discounted conversion value of $260 per share into 2,089,022 shares of Common Stock at a conversion price of $10.00 per share, and (iii) the amendment of the terms of the warrant to provide for the purchase of up to 53,035 shares of Common Stock at an exercise price of $10.00 per share for a ten-year term following the issuance of the amended warrant. The Company and Treasury consummated the transactions contemplated by the Exchange Agreement on September 30, 2010.

Financial Instruments With Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance-Sheet Risk [Abstract]
Financial Instruments With Off-Balance-Sheet Risk
(14)	Financial Instruments with Off-Balance-Sheet Risk

In the normal course of business to meet the financing needs of its customers, the Company is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, income-producing commercial properties, and real estate. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of the contractual obligation by a customer to a third party. The majority of these guarantees extend until satisfactory completion of the customer's contractual obligation. Management does not anticipate any material losses will arise from additional funding of the aforementioned commitments or letters of credit.

These instruments involve, to varying degrees, elements of credit risk which have not been recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of the Company's involvement or "credit risk." The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments. Contractual amounts (in thousands) at December 31, 2011 and 2010 were as follows.

	2011	2010
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$202,490	$269,579
Standby letters of credit	14,957	14,102

	$217,447	$283,681

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans
(15)	Retirement Plans

Defined Contribution Plan

In the past, the Company had defined contribution 401(k) plans at both of its Banks and one for the former GFH employees. On April 1, 2011, the Company converted all plans into the Virginia Bankers Association Master Defined Contribution Plan for Hampton Roads Bankshares, Inc. (the "Plan"). Any employee of the Company, Bank of Hampton Roads or Hampton Roads Investments, Inc. who is at least 21 years of age and has at least three months of service is eligible to participate in the Plan. Additionally, any employee of Shore Bank who is at least 18 years old and has at least three months of service is eligible to participate in the Plan. Participants may contribute up to 98% of their covered compensation, subject to statutory limitations, and the Company will make matching contributions of 100% of the first 3% of pay and 50% for the next 2% of pay. The Company may also make additional discretionary contributions to the Plan. Participants are fully vested in their contributions and the Company's match immediately and become fully vested in the Company's discretionary contributions after three years of service. The Company offers its stock as an investment option under the Plan.

The Company made matching contributions of $954 thousand, $1.2 million, and $1.2 million for the years ended December 31, 2011, 2010, and 2009, respectively. The Company made no discretionary contributions in 2011, 2010, or 2009.

Supplemental Executive Retirement Plans ("SERP")

The Company has entered into SERPs with several key officers. Under these agreements, all but one of five officers are each eligible to receive an annual benefit payable in fifteen installments each equal to $50 thousand following the attainment of their plan retirement date. The final officer is eligible to receive an annual benefit payable in fifteen installments each equal to 50% of his Benefit Computation Base, calculated as the average compensation from the Company over the three consecutive completed calendar years just prior to the year of retirement or termination, following the attainment of his plan retirement date. The Company recognizes expense each year related to these agreements based on the present value of the benefits expected to be provided to the employees and any beneficiaries.

The change in benefit obligation and funded status (in thousands) for the years ended December 31, 2011, 2010, and 2009 were as follows.

	2011	2010	2009
Benefit obligation at beginning of year	$4,796	$4,874	$3,915
Service cost	251	620	826
Interest cost	39	64	228
Settlements	(3,543)	(762)	(95)

Benefit obligation at end of year	1,543	4,796	4,874
Fair value of plan assets	—	—	—

Funded status	$(1,543)	$(4,796)	$(4,874)

The amount of the funded status is the accrued benefit cost included in other liabilities on the balance sheet. The amounts (in thousands) recognized in the consolidated balance sheets as of December 31, 2011 and 2010 were as follows.

	2011	2010
Accrued benefit cost included in other liabilities	$(1,543)	$(4,796)

The components of net periodic benefit cost (in thousands) for the years ended December 31, 2011, 2010, and 2009 were as follows.

	2011	2010	2009
Service cost	$251	$620	$826
Interest cost	39	64	228
Settlements	(3,543)	(762)	(95)

Net periodic benefit cost	$(3,253)	$(78)	$959

The weighted-average assumptions used to determine benefit obligations and net periodic pension benefit at December 31, 2011, 2010, and 2009 were as follows. The rate of compensation increase only applies to the officer agreement with a Benefit Computation Base.

	2011	2010	2009
Discount rate	7.00%	6.00% - 7.00%	6.00% - 7.00%
Rate of compensation increase	5.00%	5.00% - 5.75%	3.00% - 5.75%

The Company recognizes expense each year related to the SERPs based on the present value of the benefits expected to be provided to the employees and any beneficiaries. The Company does not expect to make contributions to fund the supplemental retirement agreements in 2012 and made no contributions to the plan in 2011. The plans are unfunded and there are no plan assets. As of December 31, 2011, there are no benefit payments expected to be paid over the next ten years.

Executive Savings Plan

The Company's Executive Savings Plan was discontinued during 2010. No contributions were made to the plan during 2009 or 2010.

Board of Directors Retirement Agreement

The Company has entered into retirement agreements with certain members of the Board of Directors. Participants are eligible for compensation under the plan upon the sixth anniversary of the participant's first board meeting. Benefits are to be paid in monthly installments commencing at retirement and ending upon the death, disability, or mutual consent of both parties to the agreement. Under the plan, the participants continue to serve the Company after retirement by performing certain duties as outlined in the plan document. During 2011, 2010, and 2009, the Company expensed $93 thousand, $69 thousand, and $72 thousand, respectively, related to this plan.

Stock Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans [Abstract]
Stock Compensation Plans
(16)	Stock Compensation Plans

Compensation cost relating to share-based transactions is accounted for in the consolidated financial statements based on the fair value of the share-based award on the date of grant. The Company calculates the fair value of its stock options at the date of grant using a lattice option pricing model. No options were granted during the three-year period ended December 31, 2011. Stock options granted with pro-rata vesting schedules are expensed over the vesting period on a straight-line basis. Share-based compensation expense (in thousands, except share data) recognized in the consolidated statements of operations and the options exercised, including the total intrinsic value and cash received, for the years ended December 31, 2011, 2010, and 2009 were as follows.

	2011	2010	2009
Expense recognized:
Related to stock options	$85	$116	$179
Related to share awards	25	41	452
Related tax benefit	—	36	165
Number of options exercised:
New shares	—	—	3,450
Previously acquired shares	—	—	—
Total intrinsic value of options exercised	$—	$—	$32
Cash received from options exercised	—	—	613

The Company has granted stock options to its directors and employees under stock compensation plans that have been approved by the Company's shareholders. All outstanding options have original terms that range from five to ten years and are either fully vested and exercisable at the date of grant or vest ratably over three to ten years.

A summary of the Company's stock option activity and related information is as follows.

	Options Outstanding	Weighted Average Exercise Price	Average Intrinsic Value
Balance at December 31, 2008	83,841	$299.00	$—
Exercised	(3,450)	177.75	—
Forfeited	(833)	294.50	—
Expired	(22,749)	278.50	—

Balance at December 31, 2009	56,809	315.00	—
Expired	(9,956)	262.25	—

Balance at December 31, 2010	46,853	326.00	—
Expired	(16,297)	272.74	—

Balance at December 31, 2011	30,556	$355.37	—

Options exercisable at December 31, 2011	30,089	$356.13	$—

Information pertaining to options outstanding and options exercisable as of December 31, 2011 is as follows.

	Options Outstanding			Options Exercisable
Ranges of Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$92.75 - $126.25	1,281	1.11	$111.16	1,281	$111.16
177.25 - 219.25	4,011	1.79	201.34	4,011	201.34
227.75 - 266.25	6,489	3.29	254.14	6,489	254.14
300.00 - 312.25	6,245	5.08	300.97	5,778	300.54
491.75 - 546.75	11,351	3.12	498.01	11,351	498.01
616.75	1,179	3.42	616.75	1,179	616.75

$92.75 - 616.75	30,556	3.31	$355.37	30,089	$356.13

On October 4, 2011, the Company's shareholders approved the 2011 Omnibus Incentive Plan, which succeeds the Company's 2006 Stock Incentive Plan and provides for the grant of up to 2,750,000 shares of our Common Stock as awards to employees of the Company and its related entities, members of the Board of Directors of the Company, and members of the board of directors of any of the Company's related entities. No such awards were granted during the year ended December 31, 2011. As of December 31, 2011, there was $29 thousand of unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 5.8 years.

The Company has granted non-vested shares to certain directors and employees as part of incentive programs. Outstanding non-vested shares have original vesting schedules of five years and are expensed over the same time frame. A summary of the Company's non-vested share activity and related information was as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2008	1,993	$237.25
Granted	400	213.50
Vested	(1,350)	221.25
Forfeited	(166)	224.25

Balance at December 31, 2009	877	253.00
Vested	(160)	259.75
Forfeited	(397)	242.50

Balance at December 31, 2010	320	262.75
Vested	(120)	277.25
Forfeited	(120)	219.25

Balance at December 31, 2011	80	$306.25

As of December 31, 2011, there was $20 thousand of total unrecognized compensation cost related to non-vested share awards. That cost is expected to be recognized over a weighted-average period of 0.83 years. The total fair value of shares vested during the years ended December 31, 2011, 2010, and 2009 was $1 thousand, $6 thousand, and $164 thousand, respectively.

Business Segment Reporting	12 Months Ended
Dec. 31, 2011
Business Segment Reporting [Abstract]
Business Segment Reporting
(17)	Business Segment Reporting

The Company defines its operating segments by business and geography. The Company has two community banks, BOHR and Shore, which provide loan and deposit services through branches located in Virginia, North Carolina, and Maryland. In addition to the operations of its two banking subsidiaries, the Company has two other reportable segments: Mortgage, which encompasses the Company's mortgage banking business, and Other. At the end of the third quarter of 2011, the Company sold Gateway Insurance Services, Inc., a wholly-owned subsidiary, for a gain of $1.3 million. Results for Gateway Insurance Services, Inc. are included in the Other segment.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Segment profit and loss is measured by net income prior to corporate overhead allocation. Intersegment transactions are recorded at cost and eliminated as part of the consolidation process. Because of the interrelationships between the segments, the information is not indicative of how the segments would perform if they operated as independent entities. The following tables show certain financial information (in thousands) as of and for the years ended December 31, 2011, 2010, and 2009 for each segment and in total.

	Total	Elimination	BOHR	Shore	Mortgage	Other
Total assets at December 31, 2011	$2,166,860	$(258,739)	$2,068,990	$277,267	$68,117	$11,225

Year ended December 31, 2011
Net interest income	$71,467	$—	$62,123	$9,188	$155	$1
Provision for loan losses	(67,850)	—	(67,240)	(610)	—	—

Net interest income (expense) after provision for loan losses	3,617	—	(5,117)	8,578	155	1
Noninterest income	4,210	(250)	(10,202)	2,091	8,369	4,202
Noninterest expense	103,676	(250)	82,913	9,736	8,544	2,733

Income (loss) before provision for income taxes	(95,849)	—	(98,232)	933	(20)	1,470
Provision for income taxes	2,153	—	2,106	47	—	—

Net income (loss)	(98,002)	—	(100,338)	886	(20)	1,470
Net income attributable to non-controlling interest	612	—	—	—	612	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(98,614)	$—	$(100,338)	$886	$(632)	$1,470

Total assets at December 31, 2010	$2,900,156	$(281,626)	$2,816,168	$330,146	$25,393	$10,075

Year ended December 31, 2010
Net interest income	$75,959	$—	$67,137	$8,456	$351	$15
Provision for loan losses	(211,800)	—	(208,352)	(3,448)	—	—

Net interest income (expense) after provision for loan losses	(135,841)	—	(141,215)	5,008	351	15
Noninterest income	18,638	—	(659)	3,238	11,269	4,790
Noninterest expense	95,332	—	73,641	8,464	8,597	4,630

Income (loss) before provision for income taxes	(212,535)	—	(215,515)	(218)	3,023	175
Provision for income taxes (benefit)	(2,179)	—	(3,265)	(33)	1,058	61

Net income (loss)	(210,356)	—	(212,250)	(185)	1,965	114
Net income attributable to non-controlling interest	983	—	—	—	983	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(211,339)	$—	$(212,250)	$(185)	$982	$114

Total assets at December 31, 2009 as restated	$2,919,576	$(303,100)	$2,701,897	$495,613	$13,599	$11,567

Year ended December 31, 2009 as restated
Net interest income	$105,151	$—	$95,277	$9,468	$392	$14
Provision for loan losses	(134,223)	—	(132,137)	(2,086)	—	—

Net interest income (expense) after provision for loan losses	(29,072)	—	(36,860)	7,382	392	14
Noninterest income	22,325	—	9,114	3,314	4,642	5,255
Noninterest expense	170,795	—	125,434	36,870	3,686	4,805

Income (loss) before provision for income taxes	(177,542)	—	(153,180)	(26,174)	1,348	464
Provision for income taxes	23,908	—	22,760	540	445	163

Net income (loss)	$(201,450)	$—	$(175,940)	$(26,714)	$903	$301

Restrictions On Loans And Dividends From Subsidiaries	12 Months Ended
Dec. 31, 2011
Restrictions On Loans And Dividends From Subsidiaries [Abstract]
Restrictions On Loans And Dividends From Subsidiaries
(18)	Restrictions on Loans and Dividends from Subsidiaries

Regulatory agencies place certain restrictions on dividends paid and loans or advances made by the Banks to the Company. The amount of dividends the Banks may pay to the Company, without prior approval, is limited to current year earnings plus retained net profits for the two preceding years. Under these restrictions, at December 31, 2011, the Banks had no ability to pay dividends without prior approval.

Loans and advances from the Banks to the Company are limited based on regulatory capital. As of December 31, 2011, there were no loans between the Banks and the Company.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(19)	Regulatory Capital Requirements

The Company and the Banks are subject to regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can cause certain mandatory and discretionary actions by regulators that, if undertaken, could have a material effect on our consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative and qualitative measures. These measures were established by regulation to ensure capital adequacy. Tier I capital is comprised of shareholders' equity, net of unrealized gains or losses on available-for-sale securities, less intangible assets, while total risk-based capital adds certain debt instruments and qualifying allowances for loan losses. A summary of the Company's and the Banks' required and actual capital components (in thousands) follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Tier 1 Capital:
Consolidated Company	$133,715	8.06%	$66,356	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	7.93%	58,024	4.00%	$87,036	6.00%
Shore Bank	22,602	11.22%	8,055	4.00%	12,083	6.00%
Total Risk-Based Capital:
Consolidated Company	155,120	9.35%	132,712	8.00%	N/A	N/A
Bank of Hampton Roads	133,835	9.23%	116,047	8.00%	145,059	10.00%
Shore Bank	25,131	12.47%	16,110	8.00%	20,138	10.00%
Leverage Ratio:
Consolidated Company	133,715	5.90%	90,678	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	5.80%	79,334	4.00%	99,168	5.00%
Shore Bank	22,602	8.08%	11,196	4.00%	13,995	5.00%
As of December 31, 2010
Tier 1 Capital:
Consolidated Company	$208,527	11.22%	$74,352	4.00%	N/A	N/A
Bank of Hampton Roads	165,741	9.87%	67,137	4.00%	$100,706	6.00%
Shore Bank	22,058	12.17%	7,251	4.00%	10,876	6.00%
Total Risk-Based Capital:
Consolidated Company	233,416	12.56%	148,704	8.00%	N/A	N/A
Bank of Hampton Roads	188,347	11.22%	134,274	8.00%	167,843	10.00%
Shore Bank	24,353	13.43%	14,502	8.00%	18,127	10.00%
Leverage Ratio:
Consolidated Company	208,527	7.02%	118,759	4.00%	N/A	N/A
Bank of Hampton Roads	165,741	6.24%	106,160	4.00%	132,700	5.00%
Shore Bank	22,058	6.60%	13,362	4.00%	16,703	5.00%

Shore was "well capitalized" and BOHR was "adequately capitalized" under applicable regulations as of December 31, 2011. Section 29 of the Federal Deposit Insurance Act limits the use of brokered deposits by institutions that are less than "well capitalized" and allows the Federal Deposit Insurance Corporation to place restrictions on interest rates paid on deposits.

Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Fair Value Of Assets And Liabilities
(20)	Fair Value of Assets and Liabilities

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company groups financial assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The majority of instruments fall into the Level 1 or 2 fair value hierarchy. Valuation methodologies for the fair value hierarchy are as follows.

Level 1 – Quoted market prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain Treasury securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The aggregate fair value amounts presented below do not represent the underlying fair value of the Company. The following methods and assumptions were used by the Company in estimating fair value for its financial instruments.

(a) Cash and Cash Equivalents

Cash and cash equivalents include cash and due from banks, overnight funds sold and due from FRB, and interest-bearing deposits in other banks. The carrying amount approximates fair value.

(b) Investment Securities Available for Sale

Fair values are based on published market prices where available. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow. Investment securities available for sale are carried at their aggregate fair value.

(c) Loans Held For Sale

The carrying value of loans held for sale is a reasonable estimate of fair value since loans held for sale are expected to be sold within a short period.

(d) Loans

To determine the fair values of loans other than those listed as nonaccrual, we use discounted cash flow analyses. In these analyses, we use discount rates that are similar to the interest rates and terms currently being offered to borrowers of similar terms and credit quality. We believe our disclosures provide fair values that are more indicative of an entry price. This technique does not contemplate an exit price. We do not record loans at fair value on a recurring basis. We record fair value adjustments to loans on a nonrecurring basis to reflect full and partial charge-offs due to impairment. For nonaccrual loans, we use a variety of techniques to measure fair value, such as using the current appraised value of the collateral, discounting the contractual cash flows, and analyzing market data that we may adjust due to the specific characteristics of the loan or collateral.

(e) Interest Receivable and Interest Payable

The carrying amount approximates fair value.

(f) Bank-Owned Life Insurance

The carrying amount approximates fair value.

(g) Deposits

The fair values disclosed for demand deposits (for example, interest and noninterest demand and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (this is, their carrying values). The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.

(h) Borrowings

The fair value of borrowings is estimated using discounted cash flow analysis based on the rates currently offered for borrowings of similar remaining maturities and collateral requirements. These include other borrowings, overnight funds purchased, and FHLB borrowings.

(i) Commitments to Extend Credit and Standby Letters of Credit

The only amounts recorded for commitments to extend credit and standby letters of credit are the deferred fees arising from these unrecognized financial instruments. These deferred fees are not deemed significant at December 31, 2011 and 2010, and as such, the related fair values have not been estimated.

The estimated fair value (in thousands) of the Company's financial instruments at December 31, 2011 and 2010 were as follows.

	2011		2010
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets:
Cash and due from banks	$18,241	$18,241	$17,726	$17,726
Interest-bearing deposits in other banks	1,295	1,295	2,342	2,342
Overnight funds sold and due from FRB	118,531	118,531	440,844	440,844
Investment securities available for sale	284,470	284,470	334,237	334,237
Loans held for sale	63,171	63,171	22,499	22,499
Loans, net	1,429,786	1,464,121	1,801,514	1,849,773
Interest receivable	6,329	6,329	7,278	7,278
Bank-owned life insurance	51,579	51,579	50,213	50,213
Liabilities:
Deposits	1,798,034	1,769,449	2,420,161	2,408,466
FHLB borrowings	195,941	196,038	213,353	224,262
Other borrowings	40,617	40,617	49,853	51,762
Interest payable	3,751	3,751	3,644	3,644

Recurring Basis

The Company measures or monitors certain of its assets and liabilities on a fair value basis. Fair value is used on a recurring basis for those assets and liabilities that were elected as well as for certain assets and liabilities in which fair value is the primary basis of accounting. The following table reflects the fair value (in thousands) of assets and liabilities measured and recognized at fair value on a recurring basis in the consolidated balance sheet at December 31, 2011 and 2010.

	2011
	Assets / Liabilities Measured at	Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Investment securities available for sale:
U.S. agency securities	$49,920	$—	$49,920	$—
Mortgage-backed securities	229,936	—	229,936	—
State and municipal securities	608	—	608	—
Corporate securities	2,696	—	2,696	—
Equity securities	1,310	200	—	1,110

Total investment securities available for sale	284,470	200	283,160	1,110
Derivative loan commitments	549	—	—	549
Loans held for sale	63,171	—	63,171	—

	2010
	Assets / Liabilities Measured at	Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Investment securities available for sale:
U.S. agency securities	$88,702	$—	$88,702	$—
Mortgage-backed securities	243,348	—	243,348	—
Equity securities	2,187	769	—	1,418

Total investment securities available for sale	334,237	769	332,050	1,418
Derivative loan commitments	952	—	—	952
Loans held for sale	22,499	—	22,499	—

The following table shows a rollforward of fair value (in thousands) by level and category for the year ended December 31, 2011.

	Activity in Fair Value Measurements Twelve Months Ended December 31, 2011
	Investment Securities Available for Sale			Derivative Loan Commitments	Loans Held for Sale
Description	Level 1	Level 2	Level 3	Level 3	Level 2
Balance, December 31, 2010	$769	$332,050	$1,418	$952	$22,499
Unrealized (gains) losses included in:
Earnings	(93)	1,481	(308)	—	—
Other comprehensive gain (loss)	(117)	6,149	—	—	—
Purchases	—	121,859	—	—	427,377
Sales	(359)	(69,553)	—	—	(386,705)
Issuances	—	—	—	—	—
Settlements	—	(108,826)	—	(403)	—
Transfers in	—	—	—	—	—
Transfers out	—	—	—	—	—

Balance, December 31, 2011	$200	$283,160	$1,110	$549	$63,171

The following describe the valuation techniques used to measure fair value for our assets and liabilities which are re-measured on a recurring basis.

Investment Securities Available for Sale. Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities would include highly liquid government bonds, mortgage products, and exchange traded equities. If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. Level 2 securities would include Agency securities, mortgage-backed securities, obligations of states and political subdivisions, and certain corporate, asset-backed, and other securities valued using third party quoted prices in markets that are not active. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Derivative Loan Commitments. The Company enters into commitments to originate mortgage loans whereby the interest rate is fixed prior to funding. These commitments, in which the Company intends to sell in the secondary market, are considered freestanding derivatives. These are carried at fair value and are included in other assets at December 31, 2011 and 2010.

Loans Held For Sale. The Company sells loans to outside investors. Fair value of mortgage loans held for sale is estimated based on the commitments into which individual loans will be delivered. Carrying value of loans held for sale approximates fair value.

Nonrecurring Basis

Certain assets, primarily impaired loans, are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The adjustments are based on appraisals of underlying collateral or other observable market prices when current appraisals or observable market prices are available. Where we do not have a current appraisal, an existing appraisal or other valuation would be utilized after discounting it to reflect current market conditions, and, as such, may include significant management assumptions and input with respect of the determination of fair value.

To assist in the discounting process, a valuation matrix was developed to provide valuation guidance for collateral dependent loans and foreclosed real estate where it was deemed that an existing appraisal was outdated as to current market conditions. The matrix applies discounts to external appraisals depending on the type of real estate and age of the appraisal. The discounts are generally specific point estimates; however in some cases, the matrix allows for a small range of values. The discounts were based in part upon externally derived statistical data. The discounts were also based upon management's knowledge of market conditions and prices of sales of foreclosed real estate. In addition, matrix value adjustments may be made by our independent appraisal group to reflect property value trends within specific markets as well as actual sales data from market transactions and/or foreclosed real estate sales. In the case where an appraisal is greater than two years old for collateral dependent impaired loans and foreclosed real estate, it is the Company's policy to classify these as Level 3 within the fair value hierarchy; otherwise, they are classified as Level 2. The average age of appraisals for Level 3 valuations of collateral dependent loans was 3.81 years as of December 31, 2011. Management periodically reviews the discounts in the matrix as compared to valuations from updated appraisals and modifies the discounts should updated appraisals reflect valuations significantly different than those derived utilizing the matrix. To date, management believes the appraisal discount matrix has resulted in appropriate adjustments of existing appraisals thereby providing management with reasonable valuations for the collateral underlying the loan portfolio. The following table presents the carrying amount (in thousands) for impaired loans and adjustments made to fair value during the respective reporting periods.

	Assets Measured at	Fair Value Measurements at December 31, 2011 Using
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Impaired loans	$70,932	$—	$54,785	$16,147	$—

	Assets Measured at	Fair Value Measurements at December 31, 2010 Using
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Impaired loans	$159,741	$—	$133,861	$25,880	$—

Our nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a nonrecurring basis relate to foreclosed real estate and repossessed assets. The amounts below represent the carrying values (in thousands) for our foreclosed real estate and repossessed assets made to fair value during the respective reporting periods.

	Assets Measured at	Fair Value Measurements at December 31, 2011 Using
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Foreclosed real estate and repossessed assets	$63,613	$—	$63,613	$—	$22,096

	Assets Measured at	Fair Value Measurements at December 31, 2010 Using
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Foreclosed real estate and repossessed assets	$59,423	$—	$59,423	$—	$11,228

The following describes the valuation techniques used to measure fair value for our nonfinancial assets and liabilities classified as nonrecurring.

Foreclosed Real Estate and Repossessed Assets. The adjustments to foreclosed real estate and repossessed assets are based primarily on appraisals of the real estate or other observable market prices. Our policy is that fair values for these assets are based on current appraisals. In most cases, we maintain current appraisals for these items. Where we do not have a current appraisal, an existing appraisal would be utilized after discounting it to reflect current market conditions, and, as such, may include significant management assumptions and input with respect to the determination of fair value. As described above, we utilize a valuation matrix to assist in this process.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(21)	Income Taxes

The Company files income tax returns in the United States and in the states of Virginia, Maryland, and North Carolina. With few exceptions, the Company is no longer subject to United States federal and state income tax examinations by tax authorities for years prior to 2008. The current and deferred components of income tax expense (in thousands) for the years ended December 31, 2011, 2010, and 2009 were as follows.

	2011	2010	As Restated 2009
Current	$2,153	$(2,179)	$(9,043)
Deferred	(37,787)	(71,185)	(24,064)
Deferred tax asset valuation allowance	37,787	71,185	57,015

Income tax expense (benefit)	$2,153	$(2,179)	$23,908

The provisions for income taxes for the years ended December 31, 2011, 2010, and 2009 differ from the amount computed by applying the statutory federal income tax rate to income before taxes due (in thousands) to the following.

	2011	2010	As Restated 2009
Federal income tax benefit, at statutory rate	$(33,761)	$(74,387)	$(62,140)
Change resulting from:
State income tax, net of federal benefit	(1,859)	(2,459)	(1,217)
Valuation allowance of deferred tax assets	37,787	71,185	57,015
Rate change	—	—	517
Dividends and tax-exempt interest	—	(22)	(198)
Goodwill impairment	—	—	29,693
Officers' life insurance	(432)	(428)	(505)
Other	418	3,932	743

Income tax expense (benefit)	$2,153	$(2,179)	$23,908

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities (in thousands) as of December 31, 2011 and 2010 were as follows.

	2011	2010
Deferred tax assets:
Allowance for loan losses	$140,303	$115,534
Federal net operating loss carryforward	8,964	7,130
State net operating loss carryforward	552	395
AMT carryforward	502	502
Impairment of securities and other assets	14,890	7,411
Nonaccrual loan interest	14,362	10,880
Accrued expenses	827	1,267
Nonqualified deferred compensation	1,086	3,136

Total deferred tax assets before valuation allowance	181,486	146,255
Valuation allowance	(163,639)	(128,158)

Total deferred tax assets	17,847	18,097

Deferred tax liabilities:
Prepaid expenses	836	522
Deferred loan costs	548	700
Fair value adjustment to net assets acquired in business combinations	11,386	13,875
Unrealized gain on securities available for sale	2,348	42
Depreciation	2,653	2,880
Other	76	78

Total deferred tax liabilities	17,847	18,097

Net deferred tax asset	$—	$—

At December 31, 2011, the Company had net operating loss carryforwards, which are available to offset future federal taxable income, if any, through 2029, for federal and state income tax purposes of $28.5 million. In addition, the Company has alternative minimum tax ("AMT") credit carryforwards of approximately $502 thousand, which are available to reduce federal regular income taxes, if any, over an indefinite period.

In addition to a net operating loss and AMT carryforwards, our net deferred tax asset consisted primarily of two asset components offset by one liability component: (1) At December 31, 2011, the timing difference related to the allowance for loan losses was $379.8 million, resulting in a deferred tax asset of approximately $140.3 million. (2) Interest income related to non-performing loans (referred to as "lost interest") is recognized as taxable income for tax purposes, but is not recorded as income for book purposes. Lost interest was approximately $38.9 million at December 31, 2011, resulting in a deferred tax asset of approximately $14.4 million. (3) The aggregate deferred tax effect of all purchase accounting entries related to the acquisitions of GFH and Shore Financial Corporation resulted in a net deferred tax liability of approximately $11.4 million at December 31, 2011.

A valuation allowance related to all components of net deferred tax assets was established in 2009 and adjusted, as necessary, in 2010 and 2011. The valuation allowance was established based upon a determination that it was not more likely than not the deferred tax assets would be fully realized primarily as a result of the significant operating losses experienced by the Company during 2011, 2010, and 2009.

The Company recognizes interest and penalties related to unrecognized tax benefits as part of the tax provision. The Company recognized minimal amounts in penalties and fees for the years ended December 31, 2011 and 2010. The Company has no uncertain tax positions at December 31, 2011 and 2010.

Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Only Financial Statements [Abstract]
Condensed Parent Company Only Financial Statements
(22)	Condensed Parent Company Only Financial Statements

The condensed financial position as of December 31, 2011 and 2010 and the condensed results of operations and cash flows for each of the years in the three-year period ended December 31, 2011 of Hampton Roads Bankshares, Inc., parent company only, are presented below (in thousands).

Condensed Balance Sheets

	2011	2010
Assets:
Cash on deposit with subsidiaries	$4,250	$28,040
Equity securities available for sale	1,175	1,261
Investment in subsidiaries	154,296	204,616
Other assets	2,586	5,698

Total assets	$162,307	$239,615

Liabilities:
Borrowings	$30,448	$29,347
Deferred tax liability	9,729	9,715
Other liabilities	8,462	9,758

Total liabilities	48,639	48,820
Shareholders' equity:
Common stock	346	334
Capital surplus	492,998	477,385
Retained deficit	(386,295)	(287,681)
Accumulated other comprehensive income, net of tax	6,377	345

Total shareholders' equity before non-controlling interest	113,426	190,383
Non-controlling interest	242	412

Total shareholders' equity	113,668	190,795

Total liabilities and shareholders' equity	$162,307	$239,615

Condensed Statements of Operations

	2011	2010	As Restated 2009
Income:
Dividends from subsidiaries	$—	$—	$1,750
Interest income	157	87	186
Other-than-temporary impairment of securities	(93)	(67)	(2,469)
Gain on sale of investment securities available for sale	—	467	9
Other income	235	16	62

Total income (loss)	299	503	(462)

Expenses:
Interest expense	2,421	3,274	4,151
Other expense	2,255	(34)	1,606

Total expense	4,676	3,240	5,757

Loss before income taxes and equity in undistributed earnings of subsidiaries	(4,377)	(2,737)	(6,219)
Income tax benefit	—	(294)	(2,697)
Equity in undistributed loss of subsidiaries	(94,237)	(208,896)	(197,928)

Net loss attributable to
Hampton Roads Bankshares, Inc.	(98,614)	(211,339)	(201,450)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	—	(112,114)	8,689

Net loss available to common shareholders	$(98,614)	$(99,225)	$(210,139)

Condensed Statements of Cash Flows

	2011	2010	As Restated 2009
Operating Activities:
Net loss	$(98,002)	$(210,356)	$(201,450)
Adjustments:
Equity in undistributed loss of subsidiaries	94,237	208,896	197,928
Amortization of intangibles	1,101	1,100	2,529
Stock-based compensation expense	110	157	630
Board fees	—	—	164
Other-than-temporary impairment	—	67	2,469
Change in other assets	3,313	(1,061)	(3,704)
Change in other liabilities	(1,282)	6,128	(12,236)

Net cash provided by (used in) operating activities	(523)	4,931	(13,670)

Investing Activities:
Proceeds from sales of equity securities	—	1,305	976
Net decrease in loans	—	—	429
Investment in subsidiaries	(38,000)	(230,000)	—

Net cash provided by (used in) investing activities	(38,000)	(228,695)	1,405

Financing Activities:
Net decrease in borrowings	—	(23,500)	(28,000)
Distributed non-controlling interest	(782)	(579)	—
Issuance of private placement shares, net	—	260,260	306
Issuance of rights offering shares	—	9,741	—
Issuance of common shares	15,515	—	—
Common stock repurchased	—	—	(544)
Common dividends paid, net	—	—	(4,261)
Preferred dividends paid and amortization of preferred stock discount	—	1,506	(7,182)
Forfeiture of nonvested stock	—	(38)	—
Excess tax benefit realized from stock options exercised	—	—	142
Proceeds from exercise of stock options	—	—	613

Net cash provided by (used in) financing activities	14,733	247,390	(38,926)

Increase (decrease) in cash and cash equivalents	(23,790)	23,626	(51,191)
Cash and cash equivalents at beginning of year	28,040	4,414	55,605

Cash and cash equivalents at end of year	$4,250	$28,040	$4,414

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(23)	Related Party Transactions

Loans are made to the Company's executive officers and directors and their associates during the ordinary course of business. In management's opinion, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans with other persons and do not involve more than normal risk of collectability or present other unfavorable features. At December 31, 2011 and 2010, loans to executive officers, directors, and their associates amounted to $78.1 million and $103.9 million, respectively. During 2011, additional loans and repayments of loans by existing executive officers, directors, and their associates were $61.9 million and $87.7 million, respectively. As of December 31, 2011, $3.5 million of loans made to insiders for the purpose of acquiring the Company's stock was deducted from the Company's loans and shareholders' equity.

Deposits are taken from the Company's executive officers and directors and their associates during the ordinary course of business. In management's opinion, these deposits are taken on substantially the same terms, including interest rates, as those prevailing at the time for comparable deposits from other persons. At December 31, 2011 and 2010, deposits from executive officers, directors, and their associates amounted to $39.2 million and $36.6 million, respectively.

The Company leases one of its Nags Head and one of its Kitty Hawk branches from a director and his wife for monthly payments of $8,000 and $17,888, respectively. The term of the Nags Head lease was renewed for five years commencing August 2009. Kitty Hawk is a land lease which commenced in April 2006 for a term of twenty years, with three five-year renewals.

The Company leases from a director the land on which one of its Eastern Shore branches is located for monthly payments of $2,280. The terms of this lease were renewed for five years commencing June 2009 with one additional five-year renewal.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data
(24)	Quarterly Financial Data (Unaudited)

Summarized unaudited quarterly financial data (in thousands) for the years ended December 31, 2011 and 2010 is as follows.

	2011
	Fourth	Third	Second	First
Interest income	$22,876	$24,449	$26,283	$27,183
Interest expense	5,420	6,897	8,048	8,959

Net interest income	17,456	17,552	18,235	18,224
Provision for loan losses	14,117	17,679	14,740	21,314
Noninterest income	(1,127)	(171)	3,383	2,125
Noninterest expense	23,395	24,086	25,553	30,642

Loss before provision for income taxes	(21,183)	(24,384)	(18,675)	(31,607)
Provision for income taxes	—	2,110	—	43

Net loss	(21,183)	(26,494)	(18,675)	(31,650)
Net income attributable to non-controlling interest	230	247	118	17

Net loss available to common shareholders	$(21,413)	$(26,741)	$(18,793)	$(31,667)

Basic loss per share	$(0.62)	$(0.77)	$(0.56)	$(0.95)

Diluted loss per share	$(0.62)	$(0.77)	$(0.56)	$(0.95)

	2010
	Fourth	Third	Second	(As Restated) First
Interest income	$28,583	$29,496	$30,025	$34,095
Interest expense	10,197	11,553	12,328	12,162

Net interest income	18,386	17,943	17,697	21,933
Provision for loan losses	27,865	83,684	54,638	45,613
Noninterest income	1,751	5,955	5,331	5,601
Noninterest expense	26,518	24,779	23,086	20,949

Loss before provision for income taxes (benefit)	(34,246)	(84,565)	(54,696)	(39,028)
Provision for income taxes (benefit)	40	(85)	(2,196)	62

Net loss	(34,286)	(84,480)	(52,500)	(39,090)
Net income attributable to non-controlling interest	400	413	139	31
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	—	(114,912)	1,423	1,375

Net income (loss) available to common shareholders	$(34,686)	$30,019	$(54,062)	$(40,496)

Basic earnings (loss) per share	$(1.25)	$25.70	$(61.01)	$(45.74)

Diluted earnings (loss) per share	$(1.25)	$25.40	$(61.01)	$(45.74)

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
(25)	Contingencies

In the ordinary course of operations, the Company may become a party to legal proceedings. Based upon information currently available, management believes that such legal proceedings, in the aggregate, will not have a material adverse effect on our business, financial condition, or results of operations.